UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21673

                    THE ALLIANCEBERNSTEIN POOLING PORTFOLIOS
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: August 31, 2006

                   Date of reporting period: November 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

ALLIANCEBERNSTEIN POOLING PORTFOLIOS-GLOBAL REAL ESTATE INVESTMENT PORTFOLIO PORTFOLIO OF INVESTMENTS
November 30, 2005 (unaudited)

                                                              Shares or
                                                              Principal
                                                               Amount
Company                                                         (000)     U.S. $ Value
-------                                                      ----------   ------------
COMMON STOCKS-95.7%
Real Estate Investment Trusts-95.4%
Apartments-7.9%
Archstone Smith Trust                                           191,400   $  8,002,434
AvalonBay Communities, Inc.                                      80,200      7,334,290
Boardwalk Real Estate Investment Trust                          127,300      2,182,317
Camden Property Trust                                            59,000      3,481,000
Canadian Apartment Properties Real Estate Investment Trust      150,000      1,992,886
Equity Residential                                              229,600      9,358,496
Essex Property Trust, Inc.                                       34,500      3,163,650
Mid-America Apartment Communities, Inc.                          89,600      4,351,872
United Dominion Realty Trust, Inc.                              221,200      4,952,668
                                                                          ------------
                                                                            44,819,613
                                                                          ------------
Diversified-30.7%
British Land Co. Plc                                            447,953      7,577,601
Canadian Real Estate Investment Trust                           218,800      4,097,870
Capital & Regional Plc                                          252,389      3,629,095
Cominar Real Estate Investment Trust                            228,200      3,806,430
Cousins Properties, Inc.                                         51,900      1,444,896
DB RREEF Trust                                                3,108,864      3,161,768
Eurocommercial Properties NV                                     58,000      1,946,392
General Property Group                                        1,717,500      4,964,770
H&R Real Estate Investment Trust                                301,800      5,147,919
Henderson Land Development Co., Ltd.                          1,789,000      7,864,904
iStar Financial, Inc.                                            47,800      1,776,248
Kerry Properties, Ltd.                                        3,150,000      8,437,764
Klepierre                                                       126,400     11,658,388
Land Securities Group Plc                                       383,244     10,247,267
Mitsui Fudosan Co., Ltd.                                        950,000     15,232,374
Stockland                                                       778,072      3,558,260
Sun Hung Kai Properties, Ltd.                                 2,298,600     21,808,811
Unibail                                                         188,118     23,394,248
Valad Property Group                                          2,022,618      2,040,718
Vornado Realty Trust                                            124,200     10,600,470
Wereldhave NV                                                    20,200      1,898,136
Westfield Group                                               1,640,364     20,612,969
                                                                          ------------
                                                                           174,907,298
                                                                          ------------
Health Care-0.8%
Ventas, Inc.                                                     83,000      2,616,990
Windrose Medical Properties Trust                               134,900      2,023,500
                                                                          ------------
                                                                             4,640,490
                                                                          ------------

Industrial-9.7%
Ascendas Real Estate Investment Trust                        10,918,261     12,573,363
Brixton Plc                                                     362,800      2,528,572
EastGroup Properties, Inc.                                      140,700      6,349,791
First Potomac Realty Trust                                      103,900      2,872,835
Macquarie Goodman Group                                       1,203,687      3,845,833
ProLogis                                                        376,300     17,068,968
Slough Estates Plc                                              388,050      3,648,347
Summit Real Estate Investment Trust                             312,900      6,270,606
                                                                          ------------
                                                                            55,158,315
                                                                          ------------
Lodging-4.5%
Host Marriott Corp.                                             553,800      9,913,020
InnVest Real Estate Investment Trust                            133,300      1,484,221
Lasalle Hotel Properties                                         70,400      2,369,664
Starwood Hotels & Resorts Worldwide, Inc.                       106,100      6,419,050
Strategic Hotel Capital, Inc.                                    29,000        535,630
Sunstone Hotel Investors, Inc.                                  189,000      4,781,700
                                                                          ------------
                                                                            25,503,285
                                                                          ------------
Office-14.6%
Alexandria Real Estate Equities, Inc.                           115,600      9,710,400
Allied Properties Real Estate Investment Trust                  218,100      3,150,032
Arden Realty, Inc.                                               64,700      2,942,556
Beni Stabili S.p.A.                                           2,619,150      2,490,091
Boston Properties, Inc.                                         113,800      8,558,898
Brookfield Properties Corp.                                     253,500      7,556,835
CarrAmerica Realty Corp.                                         56,700      2,001,510
Corporate Office Properties Trust                               230,000      8,298,400
Derwent Valley Holdings Plc                                     139,510      3,348,190
Dundee Real Estate Investment Trust                              51,100      1,095,454
Equity Office Properties Trust                                  106,000      3,305,080
Inmobiliaria Colonial, SA                                        45,200      2,492,658
Maguire Properties, Inc.                                        171,750      5,496,000
Nippon Building Fund, Inc.                                        1,456     11,696,373
Reckson Associates Realty Corp.                                  63,400      2,328,682
SL Green Realty Corp.                                            86,900      6,417,565
Sponda Oyj                                                      227,280      2,142,686
                                                                          ------------
                                                                            83,031,410
                                                                          ------------
Other-0.0%
A & J Mucklow Group Plc                                          12,874         96,447
                                                                          ------------
Regional Malls-10.0%
General Growth Properties, Inc.                                 346,700     15,816,454
Liberty International Plc                                       191,900      3,237,427
RioCan Real Estate Investment Trust                             759,000     14,020,014
Simon Property Group, Inc.                                      258,900     20,015,559
The Macerich Co.                                                 54,800      3,725,304
                                                                          ------------
                                                                            56,814,758
                                                                          ------------
Retail-3.0%
CapitaMall Trust                                              8,458,800     11,232,091
Hammerson Plc                                                   363,900      5,997,504
                                                                          ------------
                                                                            17,229,595
                                                                          ------------

Self Storage-2.5%
Public Storage, Inc.                                            179,200     12,651,520
Sovran Self Storage, Inc.                                        32,400      1,607,040
                                                                          ------------
                                                                            14,258,560
                                                                          ------------
Shopping Centers-10.7%
Centro Properties Group                                         568,067      2,641,492
Developers Diversified Realty Corp.                             130,200      5,898,060
Federal Realty Investment Trust                                  78,000      4,912,440
Japan Retail Fund Investment                                      1,080      8,071,070
Kimco Realty Corp.                                              251,200      7,900,240
Macquarie CountryWide Trust                                   1,485,226      2,233,246
Pan Pacific Retail Properties, Inc.                              60,900      4,098,570
Primaris Retail Real Estate Investment Trust                    320,300      4,483,349
Regency Centers Corp.                                           125,400      7,279,470
Rodamco Europe NV                                               136,840     10,778,498
Tanger Factory Outlet Centers, Inc.                             105,800      2,908,442
                                                                          ------------
                                                                            61,204,877
                                                                          ------------
Specialty-0.3%
Digital Realty Trust, Inc.                                       88,200      1,982,736
                                                                          ------------
Miscellaneous-0.7%
Bail Investissement Fonciere                                     81,600      4,057,463
                                                                          ------------
                                                                           543,704,847
                                                                          ------------
Consumer Services-0.3%
Restaurants & Lodging-0.3%
Hilton Hotels Corp.                                              87,400      1,915,808
                                                                          ------------
Total Common Stocks
(cost $516,271,412)                                                        545,620,655
                                                                          ------------
SHORT-TERM INVESTMENT-3.8%
Time Deposit-3.8%
State Street Euro Dollar
3.35%, 12/01/05
(cost $21,536,000)                                           $   21,536     21,536,000
Total Investments-99.5%
(cost $537,807,412)                                                        567,156,655
Other assets less liabilities-0.5%                                           3,088,509
                                                                          ------------
Net Assets-100%                                                           $570,245,164
                                                                          ------------

COUNTRY BREAKDOWN*

43.9%  United States
14.5%  United Kingdom
 9.8%  Canada
 7.6%  Australia
 6.2%  France
 4.6%  Hong Kong
 3.4%  Netherlands
 2.1%  Finland
 1.7%  Japan
 1.3%  Italy
 0.7%  Singapore
 0.4%  Spain

 3.8%  Short-Term Investments

* All data are as of November 30, 2005. The Fund's country breakdown is expressed as a percentage of total investments and may vary over time.

Please Note: The sector/industry classifications presented herein are based on the sector/industry categorization methodology of the Adviser.

ALLIANCEBERNSTEIN POOLING PORTFOLIOS-HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS
November 30, 2005 (unaudited)

                                                        Principal
                                                          Amount
                                                          (000)     U.S. $ Value
                                                        ---------   ------------
CORPORATE DEBT OBLIGATIONS-92.0%

Aerospace/Defense-1.4%
DRS Technologies, Inc.
6.875%, 11/01/13 (a)                                      $  926    $    879,700
L-3 Communications Corp.
5.875%, 1/15/15 (a)                                          978         938,880
Sequa Corp.
9.00%, 8/01/09 (a)                                           601         631,050
TransDigm, Inc.
8.375%, 7/15/11 (a)                                        1,308       1,353,780
                                                                    ------------
                                                                       3,803,410
                                                                    ------------
Automotive-4.1%
Affinia Group, Inc.
9.00%, 11/30/14 (a)(b)                                        45          36,225
Asbury Automotive Group, Inc.
8.00%, 3/15/14 (a)                                            60          56,250
Ford Motor Co.
7.45%, 7/16/31 (a)                                         1,660       1,170,300
Ford Motor Credit Co.
4.95%, 1/15/08 (a)                                           993         905,370
7.00%, 10/01/13 (a)                                          704         622,520
General Motors Acceptance Corp.
6.875%, 9/15/11 (a)                                        1,355       1,224,278
8.00%, 11/01/31 (a)                                        2,038       1,998,524
General Motors Corp.
7.75%, 3/15/36 (a)(c)                                      1,906         438,380
HLI Operating Co., Inc.
10.50%, 6/15/10 (a)                                          948         739,440
Keystone Automotive Operations, Inc.
9.75%, 11/01/13 (a)                                        1,166       1,090,210
TRW Automotive, Inc.
9.375%, 2/15/13 (a)                                          667         718,693
11.00%, 2/15/13 (a)                                          490         547,575
United Auto Group, Inc.
9.625%, 3/15/12 (a)                                          797         824,895
Visteon Corp.
7.00%, 3/10/14 (a)                                           740         594,775
                                                                    ------------
                                                                      10,967,435
                                                                    ------------

Broadcasting/Media-1.5%
Allbritton Communications Co.
7.75%, 12/15/12 (a)                                        1,201       1,202,501
Central European Media Enterprises, Ltd.
8.25%, 5/15/12 (a)(b)                                        398         517,340
Corus Entertainment, Inc.
8.75%, 3/01/12 (a)                                           775         821,500
Emmis Communications Corp.
Cl.A
9.745%, 6/15/12 (a)                                          409         409,511
Lin Television Corp.
6.50%, 5/15/13 (a)                                         1,255       1,201,663
                                                                    ------------
                                                                       4,152,515
                                                                    ------------
Building/Real Estate-2.9%
Associated Materials, Inc.
11.25%, 3/01/14 (a)                                        1,385         588,625
D.R. Horton, Inc.
4.875%, 1/15/10 (a)                                          100          96,916
6.875%, 5/01/13 (a)                                          917         950,602
KB HOME
6.375%, 8/15/11 (a)                                          600         594,274
M/I Homes, Inc.
6.875%, 4/01/12 (a)                                        1,102         986,290
Meritage Homes Corp.
6.25%, 3/15/15 (a)                                         1,528       1,382,840
Schuler Homes, Inc.
Cl.A
10.50%, 7/15/11 (a)                                          882         950,355
WCI Communities, Inc.
6.625%, 3/15/15 (a)                                          868         755,160
William Lyon Homes, Inc.
10.75%, 4/01/13 (a)                                        1,445       1,488,350
                                                                    ------------
                                                                       7,793,412
                                                                    ------------

Cable-8.3%
Cablevision Systems Corp.
Series B
8.00%, 4/15/12 (a)                                         1,817       1,735,235
CCH I Holdings LLC
11.75%, 5/15/14 (a)(b)(c)                                  7,067       4,275,535
CSC Holdings, Inc.
7.00%, 4/15/12 (a)(b)                                      2,015       1,914,250
Directv Holdings/Finance
6.375%, 6/15/15 (a)                                        1,281       1,256,981
EchoStar DBS Corp.
6.375%, 10/01/11 (a)                                       1,080       1,044,900
Inmarsat Finance Plc
7.625%, 6/30/12 (a)                                        1,200       1,221,000
10.375%, 11/15/12 (a)(c)                                   1,037         845,155
Innova S. de R.L.
9.375%, 9/19/13 (a)                                        1,578       1,751,580
Insight Communications Co., Inc.
12.25%, 2/15/11 (a)(c)                                       565         588,306
Insight Midwest LP
9.75%, 10/01/09 (a)                                          830         853,863
Intelsat Bermuda Ltd.
8.625%, 1/15/15 (a)(b)                                     1,289       1,292,222
8.695%, 1/15/12 (a)(b)                                       331         335,965
PanAmSat Corp.
9.00%, 8/15/14 (a)                                           930         976,500
PanAmSat Holding Corp.
10.375%, 11/01/14 (a)(c)                                   3,434       2,395,215
Rogers Cable, Inc.
6.75%, 3/15/15 (a)                                         1,647       1,655,235
                                                                    ------------
                                                                      22,141,942
                                                                    ------------
Chemicals-4.5%
Borden US Finance Corp.
9.00%, 7/15/14 (a)(b)                                      1,300       1,283,750
Equistar Chemicals L.P.
10.125%, 9/01/08 (a)                                       1,082       1,175,322
10.625%, 5/01/11 (a)                                         623         686,858
Huntsman Advanced Materials LLC
11.00%, 7/15/10 (a)                                          922       1,053,385
Huntsman International LLC
9.875%, 3/01/09 (a)                                           80          84,100
Huntsman LLC
11.50%, 7/15/12 (a)                                          801         911,138
Nell AF SARL
8.375%, 8/15/15 (a)(b)                                     2,460       2,410,800
Quality Distribution LLC
9.00%, 11/15/10 (a)                                        1,353       1,219,391
Rhodia SA
8.875%, 6/01/11 (a)                                        1,930       1,958,950
Tronox Worldwide/Finance
9.50%, 12/01/12 (a)(b)                                       595         612,850
Westlake Chemical Corp.
8.75%, 7/15/11 (a)                                           556         590,750
                                                                    ------------
                                                                      11,987,294
                                                                    ------------

Communications - Fixed-6.2%
Cincinnati Bell, Inc.
7.00%, 2/15/15 (a)                                           728         702,520
Citizens Communications Co.
6.25%, 1/15/13 (a)                                         1,427       1,373,488
Eircom Funding
8.25%, 8/15/13 (a)                                         1,228       1,329,310
Hawaiian Telcom Communications, Inc.
9.75%, 5/01/13 (a)(b)                                        480         450,000
12.50%, 5/01/15 (a)(b)                                       478         420,640
Kyivstar
7.75%, 4/27/12 (a)(b)                                        375         382,500
10.375%, 8/17/09 (a)(b)                                    2,367       2,639,205
MCI, Inc.
7.688%, 5/01/09 (a)                                          755         782,369
Qwest Capital Funding, Inc.
7.25%, 2/15/11 (a)                                         4,469       4,502,517
Qwest Communications International, Inc.
7.50%, 2/15/14 (a)                                            50          50,500
Qwest Corp.
6.875%, 9/15/33 (a)                                        1,490       1,389,425
8.875%, 3/15/12 (a)                                          100         112,250
Time Warner Telecom, Inc.
Cl.A
10.125%, 2/01/11 (a)                                       1,098      1,147,410
Valor Telecom Enterprise
7.75%, 2/15/15 (a)                                         1,449      1,420,020
                                                                    ------------
                                                                      16,702,154
                                                                    ------------
Communications - Mobile-4.3%
Digicel, Ltd.
9.25%, 9/01/12 (a)(b)                                      1,477       1,521,310
Mobifon Holdings BV
12.50%, 7/31/10 (a)                                        2,559       2,968,440
Mobile Telesystems Finance SA
8.00%, 1/28/12 (a)(b)                                      1,358       1,395,345
Nextel Communications, Inc.
Series F Cl.A
5.95%, 3/15/14 (a)                                           668         667,997
Series E Cl.A
6.875%, 10/31/13 (a)                                       1,331       1,384,433
Nextel Partners, Inc.
8.125%, 7/01/11 (a)                                           65          69,225
Rogers Wireless Communications, Inc.
7.25%, 12/15/12 (a)                                          946         994,483
Rogers Wireless, Inc.
7.50%, 3/15/15 (a)                                         1,225       1,310,750
Rural Cellular Corp.
9.75%, 1/15/10 (a)                                         1,331       1,331,000
                                                                    ------------
                                                                      11,642,983
                                                                    ------------

Consumer Manufacturing-2.7%
Acco Brands Corp.
7.625%, 8/15/15 (a)                                        1,500       1,402,500
Broder Brothers
Series B
11.25%, 10/15/10 (a)                                         952         875,840
Jostens IH Corp.
7.625%, 10/01/12 (a)                                       1,573       1,561,202
K2, Inc.
7.375%, 7/01/14 (a)                                          535         528,313
Levi Strauss & Co.
8.80%, 4/01/12 (a)                                         1,233       1,248,412
Playtex Products, Inc.
8.00%, 3/01/11 (a)                                           967       1,025,020
Quicksilver, Inc.
6.875%, 4/15/15 (a)(b)                                       615         581,175
                                                                    ------------
                                                                       7,222,462
                                                                    ------------
Containers-0.5%
Crown  Americas
7.625%, 11/15/13 (a)(b)                                    1,300       1,332,500
                                                                    ------------
Diversified Media-4.4%
American Media Operations, Inc.
8.875%, 1/15/11 (a)                                        1,242       1,021,545
10.25%, 5/01/09 (a)                                           85          78,200
Dex Media East LLC
9.875%, 11/15/09 (a)                                          25          27,062
12.125%, 11/15/12 (a)                                        641         746,765
Dex Media West LLC Series B
8.50%, 8/15/10 (a)                                           444         468,420
9.875%, 8/15/13 (a)                                        1,316       1,455,825
Dex Media, Inc.
8.00%, 11/15/13 (a)                                        1,432       1,460,640
Lamar Media Corp.
6.625%, 8/15/15 (a)(b)                                       920         922,300
PRIMEDIA, Inc.
8.00%, 5/15/13 (a)                                           200         176,500
Rainbow National Services LLC
8.75%, 9/01/12 (a)(b)                                      1,049       1,106,695
10.375%, 9/01/14 (a)(b)                                      999       1,088,910
WDAC Subsidiary Corp.
8.375%, 12/01/14 (a)(b)                                    1,812       1,739,520
WMG Holdings Corp.
9.50%, 12/15/14 (a)(c)                                     2,396       1,605,320
                                                                    ------------
                                                                      11,897,702
                                                                    ------------

Energy-5.0%
Amerada Hess Corp.
7.30%, 8/15/31 (a)                                         1,483       1,691,112
Chesapeake Energy Corp.
6.50%, 8/15/17 (a)(b)                                      1,340       1,309,850
7.75%, 1/15/15 (a)                                           769         813,218
Compton Petroleum Finance Corp.
7.625%, 12/01/13 (a)(b)                                      780         791,700
El Paso Corp.
7.75%, 1/15/32 (a)                                         1,901       1,872,485
El Paso Production Holding
7.75%, 6/01/13 (a)                                         1,280       1,312,000
Grant Prideco, Inc.
6.125%, 8/15/15 (a)(b)                                       561         555,390
Hilcorp Energy
10.50%, 9/01/10 (a)(b)                                       918       1,016,685
Kerr-Mcgee Corp.
6.875%, 9/15/11 (a)                                          979       1,048,447
Premcor Refining Group, Inc.
9.50%, 2/01/13 (a)                                           785         877,216
Pride International, Inc.
7.375%, 7/15/14 (a)                                        1,079       1,162,623
Tesoro Corp.
6.25%, 11/01/12 (a)(b)                                       980         984,900
                                                                    ------------
                                                                      13,435,626
                                                                    ------------
Entertainment & Leisure-1.5%
Gaylord Entertainment Co.
8.00%, 11/15/13 (a)                                        1,057       1,093,995
NCL Corp.
10.625%, 7/15/14 (a)                                         957         995,280
Royal Caribbean Cruises, Ltd.
8.75%, 2/02/11 (a)                                           846         951,750
Universal City Development Partners
11.75%, 4/01/10 (a)                                          913       1,022,560
Universal City Florida Holdings Co.
8.375%, 5/01/10 (a)                                           30          29,550
                                                                    ------------
                                                                       4,093,135
                                                                    ------------
Financial-3.2%
Crum & Forster Holdings Corp.
10.375%, 6/15/13 (a)                                         675         705,375
Fairfax Financial Holdings, Ltd.
7.375%, 4/15/18 (a)                                        1,494       1,225,080
7.75%, 4/26/12 (a)                                         1,530       1,422,900
7.75%, 7/15/37 (a)                                           150         115,500
8.25%, 10/01/15 (a)                                          216         197,100
Liberty Mutual Group
5.75%, 3/15/14 (a)(b)                                      1,590       1,559,127
Markel Capital Trust I
Series B
8.71%, 1/01/46 (a)                                         1,228       1,312,585
PXRE Capital Trust I
8.85%, 2/01/27 (a)                                           787         771,260
Royal & Sun Alliance Insurance Group Plc
8.95%, 10/15/29 (a)                                          985       1,226,287
                                                                    ------------
                                                                       8,535,214
                                                                    ------------

Food/Beverage-1.2%
Del Monte Corp.
6.75%, 2/15/15 (a)(b)                                        310         296,050
8.625%, 12/15/12 (a)                                         105         110,250
Dole Food Co., Inc.
8.625%, 5/01/09 (a)                                           50          51,375
8.875%, 3/15/11 (a)                                          477         490,118
Domino's, Inc.
8.25%, 7/01/11 (a)                                           519         537,165
Foodcorp, Ltd.
8.875%, 6/15/12 (a)(b)                                       628         801,496
Sbarro, Inc.
11.00%, 9/15/09 (a)                                          845         836,550
                                                                    ------------
                                                                       3,123,004
                                                                    ------------
Gaming-4.8%
Ameristar Casinos, Inc.
10.75%, 2/15/09 (a)                                          636         675,750
Boyd Gaming Corp.
7.75%, 12/15/12 (a)                                          587         614,882
Caesars Entertainment, Inc.
7.875%, 3/15/10 (a)                                          140         150,325
Greektown Holdings
10.75%, 12/01/13 (a)(b)                                      550         553,438
Harrah's Operating Co., Inc.
7.875%, 12/15/05 (a)                                          25          25,000
Kerzner International
6.75%, 10/01/15 (a)(b)                                     1,375       1,330,312
Mandalay Resort Group
Series B
10.25%, 8/01/07 (a)                                          135         144,113
MGM MIRAGE
6.625%, 7/15/15 (a)(b)                                     1,527       1,507,912
8.375%, 2/01/11 (a)                                        1,419       1,507,688
Mohegan Tribal Gaming Authority
7.125%, 8/15/14 (a)                                        1,355       1,382,100
Penn National Gaming, Inc.
6.875%, 12/01/11 (a)                                       1,146       1,140,270
Riviera Holdings Corp.
11.00%, 6/15/10 (a)                                        1,416       1,529,280
Seneca Gaming Corp.
7.25%, 5/01/12 (a)                                         1,392       1,411,140
Turning Stone Casino Resort Enterprise
9.125%, 12/15/10 (a)(b)                                      947         981,329
                                                                    ------------
                                                                      12,953,539
                                                                    ------------

Health Care-6.5%
Concentra Operating Corp.
9.125%, 6/01/12 (a)                                          679         699,370
9.50%, 8/15/10 (a)                                           553         569,590
Coventry Health Care, Inc.
5.875%, 1/15/12 (a)                                          483         484,208
6.125%, 1/15/15 (a)                                          527         534,246
Davita, Inc.
7.25%, 3/15/15 (a)                                         1,759       1,796,379
Extendicare Health Services, Inc.
9.50%, 7/01/10 (a)                                           469         497,140
Genesis HealthCare Corp.
8.00%, 10/15/13 (a)                                          415         436,788
Hanger Orthopedic Group, Inc.
10.375%, 2/15/09 (a)                                       1,008       1,018,080
HCA, Inc.
6.375%, 1/15/15 (a)                                        2,043       2,029,892
Iasis Healthcare LLC
8.75%, 6/15/14 (a)                                         1,344       1,411,200
PacifiCare Health Systems, Inc.
10.75%, 6/01/09 (a)                                        1,145       1,228,012
Select Medical Corp.
7.625%, 2/01/15 (a)                                        2,343       2,225,850
Triad Hospitals, Inc.
7.00%, 11/15/13 (a)                                        2,126       2,126,000
Universal Hospital Services, Inc.
10.125%, 11/01/11 (a)                                        744         762,600
Vanguard Health Holdings Co.
11.25%, 10/01/15 (a)(c)                                    2,185       1,562,275
                                                                    ------------
                                                                      17,381,630
                                                                    ------------
Hotel/Lodging-1.9%
Host Marriot L.P.
Series G
9.25%, 10/01/07 (a)                                        1,136       1,208,420
Intrawest Corp.
7.50%, 10/15/13 (a)                                           60          60,375
La Quinta Properties, Inc.
8.875%, 3/15/11 (a)                                        1,243       1,340,887
Starwood Hotels & Resorts Worldwide, Inc.
7.875%, 5/01/12 (a)                                        1,234       1,351,230
Vail Resorts, Inc.
6.75%, 2/15/14 (a)                                         1,089       1,090,361
                                                                    ------------
                                                                       5,051,273
                                                                    ------------

Industrial-4.1%
AMSTED Industries, Inc.
10.25%, 10/15/11 (a)(b)                                    1,210       1,308,312
Amtrol, Inc.
10.625%, 12/31/06 (a)                                        792         736,560
Case New Holland, Inc.
9.25%, 8/01/11 (a)                                           930         985,800
Dayton Superior Corp.
10.75%, 9/15/08 (a)                                          526         512,850
13.00%, 6/15/09 (a)                                          230         165,600
FastenTech, Inc.
11.50%, 5/01/11 (a)                                        1,105       1,093,950
Goodman Global Holding Co., Inc.
7.875%, 12/15/12 (a)(b)                                    1,367       1,284,980
Invensys Plc
9.875%, 3/15/11 (a)(b)                                       195         191,100
Mueller Group, Inc.
10.00%, 5/01/12 (a)                                          855         902,025
NMHG Holding Co.
10.00%, 5/15/09 (a)                                          760         809,400
Sensus Metering Systems, Inc.
8.625%, 12/15/13 (a)                                         655         579,675
Terex Corp.
Series B
10.375%, 4/01/11 (a)                                         911         970,215
Trinity Industries, Inc.
6.50%, 3/15/14 (a)                                         1,600       1,568,000
                                                                    ------------
                                                                      11,108,467
                                                                    ------------
Metals/Mining-2.9%
AK Steel Corp.
7.875%, 2/15/09 (a)                                        1,060       1,012,300
Evraz Group SA
8.25%, 11/10/15 (a)(b)                                     1,069       1,055,637
Freeport-McMoRan Copper & Gold, Inc.
10.125%, 2/01/10 (a)                                         961       1,052,295
International Steel Group, Inc.
6.50%, 4/15/14 (a)                                         1,196       1,187,030
Ispat Inland ULC
9.75%, 4/01/14 (a)                                         1,010       1,138,775
JSC Severstal
9.25%, 4/19/14 (a)                                         1,438       1,560,949
Peabody Energy Corp.
5.875%, 4/15/16 (a)                                          750         727,500
6.875%, 3/15/13 (a)                                          110         113,575
                                                                    ------------
                                                                       7,848,061
                                                                    ------------

Paper/Packaging-2.1%
Berry Plastics Corp.
10.75%, 7/15/12 (a)                                        1,156       1,213,800
Graphic Packaging International Corp.
9.50%, 8/15/13 (a)                                         1,137       1,074,465
Jefferson Smurfit Corp.
8.25%, 10/01/12 (a)                                           80          77,600
Newpage Corp.
10.00%, 5/01/12 (a)                                          797         785,045
Owens Brockway Glass Container
8.875%, 2/15/09 (a)                                        1,706       1,791,300
Russell Stanley Holdings, Inc.
9.00%, 11/30/08 (a)(b)(d)                                  1,134         567,000
                                                                    ------------
                                                                       5,509,210
                                                                    ------------
Retail-1.3%
Central European Distribution Corp.
8.00%, 7/25/12 (a)(b)                                        216         272,491
Gsc Holdings Corp.
8.00%, 10/01/12 (a)(b)                                     1,760       1,698,400
JC Penney Co., Inc.
7.625%, 3/01/97 (a)                                          620         613,800
8.00%, 3/01/10 (a)                                           876         953,348
                                                                    ------------
                                                                       3,538,039
                                                                    ------------
Services-2.2%
Allied Waste North America, Inc.
6.375%, 4/15/11 (a)                                        1,603       1,574,947
8.875%, 4/01/08 (a)                                           90          94,725
H & E Equipment Services, Inc.
11.125%, 6/15/12 (a)                                       1,429       1,582,617
Service Corp. International
6.50%, 3/15/08 (a)                                         1,029       1,041,863
7.70%, 4/15/09 (a)                                           110         115,775
United Rentals North America, Inc.
6.50%, 2/15/12 (a)                                         1,680       1,617,000
                                                                    ------------
                                                                       6,026,927
                                                                    ------------
Supermarket/Drug-1.0%
Couche-Tard
7.50%, 12/15/13 (a)                                        1,006       1,026,120
Delhaize America, Inc.
8.125%, 4/15/11 (a)                                          735         794,345
Stater Bros. Holdings, Inc.
8.125%, 6/15/12 (a)                                          769         757,465
                                                                    ------------
                                                                       2,577,930
                                                                    ------------

Technology-2.3%
Avago Technologies Finance
10.125%, 12/01/13 (a)(b)                                     655         668,100
Flextronics International, Ltd.
6.50%, 5/15/13 (a)                                         1,039       1,049,390
Lucent Technologies, Inc.
6.45%, 3/15/29 (a)                                           425         366,563
6.50%, 1/15/28 (a)                                           855         731,025
Nortel Networks Corp.
6.875%, 9/01/23 (a)                                          816         726,240
SCG Holding Corp.
10.00%, 8/04/11 (a)(b)(c)                                    285         285,340
SunGard Data Systems, Inc.
9.125%, 8/15/13 (a)(b)                                     1,814       1,877,490
Telcordia Technologies, Inc.
10.00%, 3/15/13 (a)(b)                                       410         356,700
                                                                    ------------
                                                                       6,060,848
                                                                    ------------
Transportation-0.6%
American Trans Air, Inc.
6.99%, 4/15/16 (a)(b)                                      1,290       1,096,871
Horizon Lines LLC
9.00%, 11/01/12 (a)                                          434         457,328
                                                                    ------------
                                                                       1,554,199
                                                                    ------------

Utilities-10.6%
Aquila, Inc.
14.875%, 7/01/12 (a)                                         721         966,140
CMS Energy Corp.
8.50%, 4/15/11 (a)                                           835         899,713
DPL, Inc.
6.875%, 9/01/11 (a)                                          561         594,660
Dynegy Holdings, Inc.
10.125%, 7/15/13 (a)(b)                                      803         899,360
Dynegy-Roseton Danskammer
Series B
7.67%, 11/08/16 (a)                                        1,222       1,225,055
Edison Mission
9.875%, 4/15/11 (a)                                        2,790       3,246,862
Enterprise Products Operating L.P.
Series B
5.60%, 10/15/14 (a)                                        1,434       1,421,074
FirstEnergy Corp.
Series B
6.45%, 11/15/11 (a)                                        1,615       1,697,841
Northwest Pipelines Corp.
8.125%, 3/01/10 (a)                                          724         768,345
NRG Energy, Inc.
8.00%, 12/15/13 (a)                                          929       1,019,578
Ormat Funding Corp.
8.25%, 12/30/20 (a)                                            0               0
Reliant Energy, Inc.
6.75%, 12/15/14 (a)                                          953         833,875
9.50%, 7/15/13 (a)                                         1,226       1,250,520
Sierra Pacific Resources
8.625%, 3/15/14 (a)                                          960       1,048,800
Southern Natural Gas Co.
7.35%, 2/15/31 (a)                                         1,018       1,017,607
8.875%, 3/15/10 (a)                                          817         873,667
TECO Energy, Inc.
6.75%, 5/01/15 (a)                                         1,119       1,158,165
7.00%, 5/01/12 (a)                                           933         977,317
The AES Corp.
8.75%, 5/15/13 (a)(b)                                        225         244,688
9.00%, 5/15/15 (a)(b)                                      1,080       1,181,250
The Williams Cos., Inc.
7.625%, 7/15/19 (a)                                        2,090       2,184,050
7.875%, 9/01/21 (a)                                        1,163       1,226,965
TXU Corp.
Series O
4.80%, 11/15/09 (a)                                          125         119,539
Series P
5.55%, 11/15/14 (a)                                          999         939,988
Series Q
6.50%, 11/15/24 (a)                                        2,701       2,527,609
                                                                    ------------

                                                                      28,322,668
                                                                    ------------
Total Corporate Debt Obligations
(cost $252,887,785)                                                  246,763,579
                                                                    ------------
NON CONVERTIBLE PREFERRED STOCKS-1.1%
Paxson Communications Corp.(a)                                118        995,731
Sovereign Real Estate Investment Trust
12.00%, 8/29/49 (a)(b)                                      1,300      1,872,000
                                                                    ------------
Total Non Convertible Preferred Stocks
(cost $2,678,799)                                                      2,867,731
                                                                    ------------

                                                           Shares   U.S. $ Value
                                                           ------   ------------
COMMON STOCKS-0.0%
Phase Metrics, Inc.(a)
(cost $904)                                                90,400            904
                                                                    ------------

                                                        Principal
                                                         Amount
                                                          (000)     U.S. $ Value
                                                        ---------   ------------
SHORT-TERM INVESTMENT-5.4%
Time Deposit-5.4%
State Street Euro Dollar
3.35%, 12/01/05
(cost $14,580,000)                                       $ 14,580   $ 14,580,000
Total Investments-98.5%
(cost $270,147,488)                                                  264,212,214
Other assets less liabilities - 1.5%                                   3,903,029
                                                                    ------------
Net Assets - 100%                                                   $268,115,243
                                                                    ------------

FORWARD EXCHANGE CURRENCY CONTRACT

                                            U.S. $
                              Contract     Value on     U.S. $
                               Amount    Origination    Current    Unrealized
                                (000)        Date        Value    Appreciation
------------------------------------------------------------------------------
Sales Contracts
Euro Currency
   Settling 12/16/05.......    625,808     $758,623    $738,467      $20,156
   Settling 1/18/06........    625,808      760,075     739,753       20,322

(a) Positions, or portion thereof, with an aggregate market value of $249,632,214 have been segregated to collateralize open forward exchange currency contracts.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2005, the aggregate market value of these securities amounted to $52,806,945 or 19.7% of net assets.

(c) Indicates securities that have a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective.

(d)  Security is in default and is non-income producing.

     Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ALLIANCEBERNSTEIN POOLING PORTFOLIOS-INFLATION PROTECTED SECURITIES PORTFOLIO PORTFOLIO OF INVESTMENTS
November 30, 2005 (unaudited)

                                                       Principal
                                                         Amount
                                                         (000)     U.S. $ Value
                                                       ---------   ------------
U.S. GOVERNMENT & GOVERNMENT SPONSORED AGENCY
   OBLIGATIONS-95.0%
U.S. Treasury Inflation Index Securities-95.0%
3.625%, 1/15/08                                          $24,373   $ 25,088,460
3.875%, 1/15/09                                           41,713     43,948,562
4.25%, 1/15/10                                            16,188     17,583,046
Zero coupon, 4/15/10                                      26,224     24,905,641
3.50%, 1/15/11                                            30,337     32,431,951
3.375%, 1/15/12                                           19,126     20,541,128
3.00%, 7/15/12                                            39,258     41,436,890
1.875%, 7/15/13                                           33,693     33,121,356
2.00%, 1/15/14                                             2,995      2,965,349
2.00%, 7/15/14                                            51,162     50,632,635
1.625%, 1/15/15                                           15,486     14,839,757
3.625%, 4/15/28                                            2,875      3,618,480
                                                                   ------------
Total U.S. Government & Government
   Sponsored Agency Obligations
(cost $317,495,077)                                                 311,113,255
                                                                   ------------
SHORT-TERM INVESTMENT-3.8%
Time Deposit-3.8%
State Street Euro Dollar
3.35%, 12/01/05
(cost $12,302,000)                                        12,302     12,302,000
                                                                   ------------
Total Investments-98.8%
(cost $329,797,077)                                                 323,415,255
Other assets less liabilities - 1.2%                                  4,016,058
                                                                   ------------
Net Assets - 100%                                                  $327,431,313
                                                                   ------------

ALLIANCEBERNSTEIN POOLING PORTFOLIOS-INTERMEDIATE DURATION BOND PORTFOLIO PORTFOLIO OF INVESTMENTS
November 30, 2005  (unaudited)

                                                                  Principal
                                                                    Amount
                                                                    (000)      U.S. $ Value
                                                                  ---------   --------------
U.S. GOVERNMENT & GOVERNMENT SPONSORED AGENCY OBLIGATIONS-51.2%
Federal Agency-0.8%
Federal National Mortgage Association
3.875%, 11/17/08 (a)                                               $  7,088   $    6,916,527
                                                                              --------------
Mortgage Pass Thru's-34.7%
Federal National Mortgage Association
4.50%, TBA                                                           26,510       25,557,931
5.00% TBA                                                            51,970       50,560,872
5.50% 2/01/04-2/01/35 (a)                                            81,546       80,984,635
5.50% TBA                                                            58,280       57,387,616
6.00% 2/01/17 (a)                                                    22,356       22,576,540
6.50%, TBA                                                           29,520       30,221,100
Federal Home Loan Mortgage Corporation
4.50%, 8/01/35 (a)                                                   14,230       13,286,485
6.00%, 6/01/20 (a)                                                    2,151        2,194,143
6.00%, TBA                                                            4,450        4,475,031
                                                                              --------------
                                                                                 287,244,353
                                                                              --------------
U.S. Treasury Bond-6.2%
United States Treasury Bond
2.375%, 1/15/25                                                       1,097        1,129,195
5.375%, 2/15/31 (a)                                                  33,111       36,380,711
7.25%, 5/15/16 (a)                                                   11,185       13,588,030
                                                                              --------------
                                                                                  51,097,936
                                                                              --------------
U.S. Treasury Inflation Index Securities-1.8%
United States Treasury Notes
1.625%, 1/15/15 (a)                                                     613          587,547
2.00%, 7/15/14 (a)                                                   14,171       14,023,827
                                                                              --------------
                                                                                  14,611,374
                                                                              --------------
U.S. Treasury Notes-7.7%
United States Treasury Notes
3.875%, 7/31/04-9/15/10 (a)                                          32,135      31,681,655
4.25%, 10/31/07 (a)                                                  31,165      31,062,748
4.50%, 11/15/15                                                       1,240       1,240,193
                                                                              --------------
                                                                                 63,984,596
                                                                              --------------
Total U.S. Government & Government Sponsored Agency Obligations
(cost $426,466,097)                                                             423,854,786
                                                                              --------------
CORPORATE DEBT OBLIGATIONS-23.4%
Aerospace/Defense-0.2%
Raytheon Co.
6.75%, 8/15/07 (a)                                                    1,153        1,183,172
Textron, Inc.
6.375%, 11/15/08 (a)                                                    875          909,709
                                                                              --------------
                                                                                   2,092,881
                                                                              --------------

Automotive-0.1%
DaimlerChrysler North America Holding Corp.
4.875%, 6/15/10 (a)                                                     698          678,806
                                                                              --------------
Banking-2.7%
Bank of America Corp.
4.50%, 8/01/10 (a)                                                    3,496        3,425,811
Barclays Bank Plc
8.55%, 9/29/49 (a)(b)                                                   961        1,109,640
HSBC Finance Corp.
4.75%, 4/15/10 (a)                                                    1,570        1,550,282
JPMorgan Chase & Co.
6.75%, 2/01/11 (a)                                                    2,530        2,708,464
Mizuho Financial Group
8.375%, 4/27/09 (a)                                                   3,684        3,975,036
RBS Capital Trust III
5.512%, 9/30/14 (a)                                                     562          554,782
Resona Bank Ltd.
5.85%, 4/15/16 (a)(b)                                                   330          326,024
Sanwa Bank, Ltd.
7.40%, 6/15/11 (a)                                                      170          187,225
Sumitomo Mitsui Banking Corp.
5.625%, 10/15/15 (a)(b)                                                 573          566,484
Suntrust Bank
Series CD
3.99%, 6/02/09 (a)                                                      591          591,968
The Huntington National Bank
Series BKNT
4.375%, 1/15/10 (a)                                                     517          504,909
UFJ Finance Aruba AEC
6.75%, 7/15/13 (a)                                                    1,913        2,076,489
Washington Mutual, Inc.
4.00%, 1/15/09 (a)                                                    2,185        2,114,440
Wells Fargo & Co.
4.20%, 1/15/10 (a)                                                    1,808        1,755,727
Zions Bancorp
5.50%, 11/16/15 (a)                                                     960          959,437
                                                                              --------------
                                                                                  22,406,718
                                                                              --------------
Broadcasting/Media-0.9%
BSKYB Finance United Kingdom Plc
5.625%, 10/15/15 (a)(b)                                               1,465        1,453,634
News America, Inc.
6.55%, 3/15/33 (a)                                                    1,403        1,424,867
Time Warner Entertainment Co.
8.375%, 3/15/23 (a)                                                   2,050        2,413,912
Time Warner, Inc.
6.875%, 5/01/12 (a)                                                   1,010        1,084,733
WPP Finance Corp.
5.875%, 6/15/14 (a)                                                     886          893,364
                                                                              --------------
                                                                                   7,270,510
                                                                              --------------
Building/Real Estate-0.3%
EOP Operating L.P.
6.763%, 6/15/07 (a)                                                     682          697,069
iStar Financial, Inc.
5.15%, 3/01/12 (a)                                                      414          397,535
Simon Property Group L.P.
6.375%, 11/15/07 (a)                                                  1,015        1,038,530
                                                                              --------------
                                                                                   2,133,134
                                                                              --------------

Cable-0.6%
British Sky Broadcasting Group Plc
6.875%, 2/23/09 (a)                                                     489          511,804
Comcast Cable Communications, Inc.
6.875%, 6/15/09 (a)                                                   1,463        1,535,939
Comcast Corp.
5.30%, 1/15/14 (a)                                                    1,263        1,232,230
5.50%, 3/15/11 (a)                                                    1,597        1,603,669
                                                                              --------------
                                                                                   4,883,642
                                                                              --------------
Chemicals-0.2%
Lubrizol Corp.
4.625%, 10/01/09 (a)                                                    805          785,640
Prologis Trust
7.05%, 7/15/06 (a)                                                      720          727,170
                                                                              --------------
                                                                                   1,512,810
                                                                              ---------------
Communications-1.4%
British Telecommunications Plc
8.375%, 12/15/10 (a)                                                  2,721        3,100,666
Comcast Cable Communications Holdings, Inc.
8.375%, 3/15/13 (a)                                                     940        1,085,052
9.455%, 11/15/22 (a)                                                    651          845,831
Deutsche Telekom International Finance BV
8.50%, 6/15/10 (a)                                                      980        1,090,929
SBC Communications, Inc.
5.625%, 6/15/16 (a)                                                   1,620        1,614,500
Sprint Capital Corp.
8.375%, 3/15/12 (a)                                                   3,219        3,724,982
                                                                              --------------
                                                                                  11,461,960
                                                                              --------------
Communications - Mobile-1.2%
Cingular Wireless LLC
5.625%, 12/15/06 (a)                                                  1,644        1,657,104
New Cingular Wireless Services, Inc.
7.35%, 3/01/06 (a)                                                    1,050        1,057,064
7.875%, 3/01/11 (a)                                                   3,125        3,499,741
8.75%, 3/01/31 (a)                                                    1,464        1,918,186
Telus Corp.
7.50%, 6/01/07 (a)                                                    1,714        1,773,020
                                                                              --------------
                                                                                   9,905,115
                                                                              --------------
Conglomerate/Miscellaneous-0.2%
Hutchison Whampoa International, Ltd.
7.45%, 11/24/33 (a)(b)                                                1,449        1,641,311
                                                                              --------------
Consumer Manufacturing-0.3%
Fortune Brands, Inc.
2.875%, 12/01/06 (a)                                                    902          882,130
Textron Financial Corp.
4.125%, 3/03/08 (a)                                                   1,315        1,293,351
                                                                              --------------
                                                                                   2,175,481
                                                                              --------------

Energy-1.1%
Amerada Hess Corp.
6.65%, 8/15/11 (a)                                                    1,855        1,990,922
7.30%, 8/15/31 (a)                                                    1,160        1,322,785
7.875%, 10/01/29 (a)                                                    628          749,089
Conoco, Inc.
6.95%, 4/15/29 (a)                                                    1,182        1,416,344
Duke Energy Field Services Corp.
7.875%, 8/16/10 (a)                                                     506          558,919
Enterprise Products Operating L.P.
Series B
5.60%, 10/15/14 (a)                                                     808          800,717
Valero Energy Corp.
6.875%, 4/15/12 (a)                                                   1,493        1,620,768
7.50%, 4/15/32 (a)                                                      585          694,260
                                                                              --------------
                                                                                   9,153,804
                                                                              --------------
Financial-6.5%
American General Finance Corp.
4.625%, 5/15/09 (a)                                                   2,620        2,585,453
Berkshire Hathaway Finance Corp.
4.20%, 12/15/10 (a)                                                   1,656        1,601,918
Boeing Capital Corp.
4.75%, 8/25/08 (a)                                                      645          642,765
6.50%, 2/15/12 (a)                                                      205          220,757
Capital One Financial Corp.
4.80%, 2/21/12 (a)                                                      665          641,695
CIT Group, Inc.
4.588%, 5/18/07 (a)                                                     466          467,327
7.75%, 4/02/12 (a)                                                    3,143        3,560,186
Citigroup, Inc.
4.60%, 6/09/09 (a)                                                      421          421,847
4.625%, 8/03/10 (a)                                                   2,357        2,320,681
5.00%, 9/15/14 (a)                                                    1,325        1,301,382
Core Investment Grade Trust
4.659%, 11/30/07 (a)                                                  3,990        3,942,639
Countrywide Home Loans, Inc.
4.00%, 3/22/11 (a)                                                    1,847        1,736,330
4.25%, 12/19/07 (a)                                                   1,855        1,827,924
Credit Suisse First Boston USA, Inc.
4.125%, 1/15/10 (a)                                                   1,265        1,220,959
5.50%, 8/15/13 (a)                                                    1,117        1,133,241
General Electric Capital Corp.
4.00%, 2/17/09 (a)                                                    4,160        4,050,263
4.375%, 11/21/11 (a)                                                  1,213        1,176,291
4.56%, 6/22/07 (a)                                                    3,448        3,451,455
6.75%, 3/15/32 (a)                                                    3,829        4,401,612
HSBC Finance Corp.
6.50%, 11/15/08 (a)                                                   2,426        2,522,904
7.00%, 5/15/12 (a)                                                      440          479,411
iStar Financial, Inc.
6.00%, 12/15/10 (a)                                                     715          724,568
MBNA Corp.
4.625%, 9/15/08 (a)                                                   1,362        1,350,954
Merrill Lynch & Co., Inc.
4.79%, 8/04/10 (a)                                                    4,212        4,151,625
Resona Preferred Global Securities
7.191%, 7/30/15 (a)(b)                                                  619          644,706
SLM Corp.
4.50%, 7/26/10 (a)                                                    2,074        2,023,374
The Goldman Sachs Group, Inc.
4.75%, 7/15/13 (a)                                                    1,016          978,840
5.125%, 1/15/15 (a)                                                     828          813,410
Washington Mutual Finance Corp.
6.875%, 5/15/11 (a)                                                   3,217        3,485,230
                                                                              --------------
                                                                                  53,879,747
                                                                              --------------


Food/Beverage-1.1%
Conagra Foods, Inc.
6.75%, 9/15/11 (a)                                                      287          306,158
7.875%, 9/15/10 (a)                                                     962        1,063,102
General Mills, Inc.
5.125%, 2/15/07 (a)                                                   3,345        3,345,428
Kraft Foods, Inc.
4.125%, 11/12/09 (a)                                                  3,245        3,132,347
Kroger Co.
7.80%, 8/15/07 (a)                                                    1,540        1,600,222
                                                                              --------------
                                                                                   9,447,257
                                                                              --------------
Health Care-1.1%
Aetna, Inc.
7.375%, 3/01/06 (a)                                                   1,845        1,856,493
Humana, Inc.
6.30%, 8/01/18 (a)                                                    1,094        1,146,467
WellPoint, Inc.
3.50%, 9/01/07 (a)                                                    2,200        2,144,162
3.75%, 12/14/07 (a)                                                     412          402,497
4.25%, 12/15/09 (a)                                                   2,555        2,481,303
Wyeth
5.50%, 2/01/14 (a)                                                    1,267        1,276,001
                                                                              --------------
                                                                                   9,306,923
                                                                              --------------
Industrial-0.3%
Tyco International Group SA
6.375%, 10/15/11 (a)                                                  2,067        2,142,927
                                                                              --------------
Insurance-1.0%
Assurant, Inc.
5.625%, 2/15/14 (a)                                                   1,028        1,033,563
Liberty Mutual Group
5.75%, 3/15/14 (a)(b)                                                   993          973,719
Mangrove Bay PassThru Trust
6.102%, 7/15/33 (a)(b)                                                1,546        1,523,923
Metlife, Inc.
5.00%, 11/24/13 (a)                                                   1,107        1,087,651
Royal & Sun Alliance Insurance Group Plc
8.95%, 10/15/29 (a)                                                   1,108        1,379,418
Zurich Capital Trust I
8.376%, 6/01/37 (a)(b)                                                2,541        2,745,538
                                                                              --------------
                                                                                   8,743,812
                                                                              --------------
Metals/Mining-0.1%
Ispat Inland ULC
9.75%, 4/01/14 (a)                                                      602          678,755
Teck Cominco Ltd.
6.125%, 10/01/35 (a)                                                    530          508,474
                                                                              --------------
                                                                                   1,187,229
                                                                              --------------
Paper/Packaging-0.5%
International Paper Co.
5.30%, 4/01/15 (a)                                                    1,395        1,325,918
Packaging Corp. of America
5.75%, 8/01/13 (a)                                                    1,724        1,637,183
Weyerhaeuser Co.
5.95%, 11/01/08 (a)                                                   1,083        1,108,668
                                                                              --------------
                                                                                   4,071,769
                                                                              --------------
Petroleum Products-0.0%
Tengizchevroil Finance Co.
6.124%, 11/15/14 (a)(b)                                                 380          384,750
                                                                              --------------

Public Utilities - Electric & Gas-2.4%
Alabama Power Capital Trust V
5.50%, 10/01/42 (a)                                                     700          702,306
Carolina Power & Light Co.
6.50%, 7/15/12 (a)                                                    1,805        1,929,742
CE Electric UK Funding Co.
6.995%, 12/30/07 (a)(b)                                                 700          717,846
Consumers Energy Co.
4.25%, 4/15/08 (a)                                                      734          717,683
Duke Capital LLC
5.668%, 8/15/14 (a)                                                     900          900,079
8.00%, 10/01/19 (a)                                                     884        1,041,954
FirstEnergy Corp.
6.45%, 11/15/11 (a)                                                   1,675        1,760,919
7.375%, 11/15/31 (a)                                                  1,856        2,134,959
MidAmerican Energy Holdings Co.
5.875%, 10/01/12 (a)                                                    933          958,036
NiSource Finance Corp.
7.875%, 11/15/10 (a)                                                    856          947,182
Pacific Gas & Electric Co.
4.80%, 3/01/14 (a)                                                    1,700        1,643,936
6.05%, 3/01/34 (a)                                                    1,109        1,120,612
Progress Energy, Inc.
7.10%, 3/01/11 (a)                                                    1,222        1,313,485
Public Service Co. of Colorado
7.875%, 10/01/12 (a)                                                    874        1,013,377
SPI Electricity & Gas Australia Holdings Pty Ltd.
6.15%, 11/15/13 (a)(b)                                                1,447        1,545,373
Xcel Energy, Inc.
7.00%, 12/01/10 (a)                                                   1,110        1,192,472
                                                                              --------------
                                                                                  19,639,961
                                                                              --------------
Public Utilities - Telephone-0.6%
Telecom Italia Capital
4.00%, 11/15/08-1/15/10 (a)                                           3,815        3,644,666
6.375%, 11/15/33 (a)                                                  1,020        1,017,704
                                                                              --------------
                                                                                   4,662,370
                                                                              --------------
Service-0.3%
Pershing Road Development Co. LLC
4.26%, 9/01/26 (a)(b)                                                 1,143        1,143,000
Waste Management, Inc.
6.875%, 5/15/09 (a)                                                   1,435        1,512,873
                                                                              --------------
                                                                                   2,655,873
                                                                              --------------
Supermarket/Drug-0.2%
Safeway, Inc.
4.80%, 7/16/07 (a)                                                      620          616,717
5.625%, 8/15/14 (a)                                                     495          483,036
6.50%, 3/01/11 (a)                                                      453          465,146
                                                                              --------------
                                                                                   1,564,899
                                                                              --------------
Technology-0.1%
IBM Corp.
4.375%, 6/01/09 (a)                                                     455          449,137
Motorola, Inc.
7.625%, 11/15/10 (a)                                                    146          162,357
                                                                              --------------
                                                                                     611,494
                                                                              --------------
Total Corporate Debt Obligations
(cost $196,767,951)                                                              193,615,183
                                                                              --------------

COMMERCIAL MORTGAGE BACKED SECURITIES-8.4%
Banc of America Commercial
Mortgage, Inc.
Series 2004-4 Cl.A3
4.128%, 7/10/42 (a)                                                   1,035        1,002,625
Series 2004-6 Cl.A2
4.161%, 12/10/42 (a)                                                  3,865        3,736,141
Series 2005-1 Cl.A3
4.877%, 11/10/42 (a)                                                  5,346        5,295,427
Series 2004-3 Cl.A5
5.30%, 6/10/39 (a)                                                    4,635        4,682,277
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2005-T18 Cl.A4
4.933%, 2/13/42 (a)                                                   4,235        4,132,598
Series 2005-PWR7 Cl.A3
5.116%, 2/11/41 (a)                                                   2,500        2,468,625
CS First Boston Mortgage Securities Corp.
Series 2003-CK2 Cl.A2
3.861%, 3/15/36 (a)                                                     899          872,561
Series 2004-C5 Cl.A2
4.183%, 11/15/37 (a)                                                  1,154        1,114,960
Series 2005-C1 Cl.A4
5.014%, 2/15/38 (a)                                                   1,516        1,485,695
GE Capital Commercial Mortgage Corp.
Series 2005-C3 Cl.A3FX
4.863%, 7/10/45 (a)                                                   3,265        3,228,758
Series 2004-C3 Cl.A4
5.189%, 7/10/39 (a)                                                   1,143        1,134,759
Greenwich Capital Commercial Funding Corp.
Series 2003-C1 Cl.A4
4.111%, 7/05/35 (a)                                                   1,102        1,028,210
Series 2005-GG3 Cl.A2
4.305%, 8/10/42 (a)                                                   1,823        1,770,388
JP Morgan Chase Commercial Mortgage Securities
Series 2004-C1 Cl.A2
4.302%, 1/15/38 (a)                                                   1,720        1,647,106
Series 2005 LDP1 Cl.A2
4.625%, 3/15/46 (a)                                                   4,953        4,858,844
Series 2005-LDP4 Cl.A2
4.79%, 10/15/42 (a)                                                   1,045        1,028,803
Series 2005-LDP3 Cl.A2
4.851%, 8/15/42 (a)                                                   2,810        2,773,554
Series 2005-LDP1 Cl.A4
5.038%, 3/15/46 (a)                                                   1,846        1,810,317
LB-UBS Commercial Mortgage Trust
Series 2004-C7 Cl.A2
3.992%, 10/15/29 (a)                                                  3,480        3,348,735
Series 2004-C8 Cl.A2
4.201%, 12/15/29 (a)                                                  1,084        1,049,583
Series 2005-C1 Cl.A4
4.742%, 2/15/30 (a)                                                   4,209        4,053,856
Series 2005-C7 Cl.A4
5.197%, 11/15/30 (a)                                                  2,380        2,365,672
Merrill Lynch Mortgage Trust
Series 2004-KEY2 Cl.A2
4.166%, 8/12/39 (a)                                                   2,867        2,764,448
Series 2005-MKB2 Cl.A2
4.806%, 9/12/42 (a)                                                   2,230        2,202,303
Morgan Stanley Capital I
Series 2004-T13 Cl.A2
3.94%, 9/13/45 (a)                                                    4,565        4,363,775
Series 2005-HQ5 Cl.A4
5.168%, 1/14/42 (a)                                                   5,186        5,140,000
                                                                              --------------
Total Commercial Mortgage Backed Securities
(cost $70,825,263)                                                                69,360,020
                                                                              --------------

COLLATERALIZED MORTGAGE OBLIGATIONS-0.2%
Fannie Mae Grantor Trust
Series 2005-T3 Cl.A1A
4.23%, 7/25/35 (a)                                                      919          919,439
                                                                              --------------
Washington Mutual
Series 2005-AR2 Cl.2A22
4.41%, 1/25/45 (a)                                                    1,148        1,148,231
                                                                              --------------
Total Collaterized Motgage Obligations
(cost $2,065,855)                                                                  2,067,670
                                                                              --------------

ASSET BACKED SECURITIES-4.5%
Aegis Asset Backed Securities Trust
Series 2004-3 Cl.A2A
4.39%, 9/25/34 (a)                                                    1,290        1,290,136
American Express Credit Account Master Trust
Series 2005-1 Cl.A
4.15%, 10/15/12 (a)                                                   1,298        1,298,000
Asset Backed Funding Certificates
Series 2003-WF1 Cl.A2
4.94%, 12/25/32 (a)                                                   1,495        1,504,613
Bank One Issuance Trust
Series 2004-A4 Cl.A4
4.16%, 2/16/10 (a)                                                    2,158        2,158,971
Bear Stearns Asset Backed Securities, Inc.
Series 2005-SD1 Cl.1A1
4.34%, 4/25/22 (a)                                                      647          647,080
C Bass Trust
Series 2005-CB7, Cl.AF2
5.147%, 11/25/35 (a)                                                  1,805        1,799,043
Capital Auto Receivables Asset Trust
Series 2005-SN1A Cl.A3A
4.10%, 6/15/08 (a)                                                    1,620        1,604,448
Citifinancial Mortgage Securities, Inc.
Series 2003-1 Cl.AFPT
3.36%, 1/25/33 (a)                                                    1,011          958,294
Credit Suisse First Boston Mortgage
Series 2005-4 Cl.A3
4.742%, 1/25/36 (a)                                                   2,070        2,040,896
Discover Card Master Trust I
Series 2004-1 Cl.A
4.15%, 4/16/10 (a)                                                    2,457        2,457,393
Equity One ABS, Inc.
Series 2004-3 Cl.AF1
4.35%, 7/25/34 (a)                                                       99           98,915
Ford Credit Floorplan Master Owner Trust
Series 2004-1 Cl.A
4.41%, 7/15/09 (a)                                                      220          220,112
Household Home Equity Loan Trust
Series 2005-3 Cl.A1
4.63%, 1/20/35 (a)                                                    2,619        2,622,363
Lehman XS Trust
Series 2005-4 Cl.1M1
4.69%, 10/25/35 (a)                                                   4,750        4,720,312
MBNA Credit Card Master Note Trust
Series 2001-A5 Cl.A5
4.32%, 3/15/11 (a)                                                    7,841        7,881,460
Merrill Lynch Mortgage Investors, Inc.
Series 2004-SL1 Cl.A
4.45%, 4/25/35 (a)                                                       28           28,012
Morgan Stanley ABS Capital I
4.29%, 1/25/35 (a)                                                      206          206,437
4.39%, 5/25/34 (a)                                                      255          255,193
Novastar Home Equity Loan
Series 2001-1 Cl.A1
4.47%, 7/25/31 (a)                                                    1,401        1,400,709
RAAC Series
Series 2004-SP1 Cl.AI1
4.37%, 6/25/13 (a)                                                       56           56,317
Residential Asset Securities Corp.
Series 2004-KS7 Cl.AI1
4.34%, 10/25/21 (a)                                                     130          130,201
Series 2002-KS7 Cl.A2
4.56%, 11/25/32 (a)                                                     320          320,321
Residential Funding Mortgage Securities II
Series 2005-HI2 Cl.A3
4.46%, 5/25/35 (a)                                                    1,490        1,459,962
Residential Funding Mortgage Securities, Inc.
Series 2004-HS2 Cl.AI1
4.34%, 12/25/18 (a)                                                      40           39,764
SLM Student Loan Trust
Series 2003-C Cl.A1
3.97%, 9/15/16 (a)                                                    1,313        1,313,989
Structured Asset Investment Loan Trust
Series 2004-5 Cl.A2
4.37%, 5/25/34 (a)                                                      631          630,679
                                                                              --------------

Total Asset Backed Securities
(cost $37,260,291)                                                                37,143,620
                                                                              --------------
NON U.S. DOLLAR SOVEREIGN DEBT-2.7%
Sweden (Kingdom of)
Series 1043
5.00%, 1/28/09 (a)                                         SEK      123,575       16,293,435
United Mexican States
10.00%, 12/05/24 (a)                                       MXN       57,375        5,972,826
                                                                              --------------
Total Non U.S. Dollar Sovereign Debt
(cost $21,594,443)                                                                22,266,261
                                                                              --------------
U.S. DOLLAR SOVEREIGN DEBT-0.7%
Korea Development Bank
4.625%, 9/16/10 (a)                                                  1,335         1,303,549
Russian Federation
5.00%, 3/31/30 (a)                                                   3,986         4,454,355
                                                                              --------------
Total U.S. Dollar Sovereign Debt
(cost $5,714,380)                                                                  5,757,904
                                                                              --------------
SHORT-TERM INVESTMENTS-32.9%
Federal National Mortgage Association-8.9%
Zero coupon, 12/02/05                                                73,620       73,612,364
                                                                              --------------
Federal Home Loan Bank-8.4%
Zero coupon, 1/11/06                                                 70,295       69,973,166
                                                                              --------------
Federal Home Loan Mortgage Corporation-8.1%
Zero coupon, 12/22/05                                                66,885       66,736,738
                                                                              --------------
Time Deposit-7.5%
State Street Euro Dollar
3.35%, 12/01/05                                                      62,257       62,257,000
                                                                              --------------
Total Short-Term Investments
(amortized cost $272,579,268)                                                    272,579,268
                                                                              --------------

Total Investments-124.0%
(cost $1,033,273,548)                                                          1,026,644,712
Other assets less liabilities - (24.0%)                                         (198,707,477)
                                                                              --------------
Net Assets - 100%                                                             $  827,937,235
                                                                              --------------

CREDIT DEFAULT SWAP CONTRACT

                          Notional
Swap Counterparty &        Amount    Interest   Termination    Unrealized
Referenced Obligation      (000)       Rate        Date       Depreciation
--------------------------------------------------------------------------
Buy:
JP Morgan Chase            14,000      0.90%      6/30/10       $(43,064)
Dow Jones High Volume
0.40%, 06/30/10

INTEREST RATE SWAP TRANSACTIONS

                                                              Rate Type
                                                     ---------------------------
                                                         Payments       Payments
                            Notional                       made         received
            Swap             Amount    Termination        by the         by the     Unrealized
       Counterparty          (000)        Date          Portfolio      Portfolio   Appreciation
-----------------------------------------------------------------------------------------------
Lehman Interest Rate Swap    20,120     11/2/2007    3 Month LIBOR**     4.814%        1,197

FINANCIAL FUTURES CONTRACTS

                                                                    Value at
                         Number of     Expiration    Original     November 30,    Unrealized
          Type           Contracts       Month         Value          2005       Depreciation
---------------------------------------------------------------------------------------------
PURCHASED CONTRACTS
Japan Government Bonds
10 Yr Future                 21      December 2005   24,265,234    24,258,409       (6,825)

FORWARD EXCHANGE CURRENCY CONTRACTS

                                       U.S. $
                         Contract     Value on       U.S. $
                          Amount     Origination     Current      Unrealized
                          (000)         Date          Value      Depreciation
-----------------------------------------------------------------------------
Sales Contracts
Mexican Peso
   Settling 12/19/05    62,798,136   $ 5,681,804   $ 5,933,223   $(251,419)
Swedish Krona
   Settling 1/18/06    136,918,764    16,731,272    17,018,128    (286,856)
                                                                 ---------
                                                                 $(538,275)
                                                                 ---------

**   LIBOR (London Interbank Offered Rate)

(a) Positions, or portion thereof, with an aggregate market value of $583,493,507 have been segregated to collateralize open forward exchange currency contracts.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to quailified institutional buyers. At November 30, 2005, the aggregate market value of these securities amounted to $14,775,948 or 1.8% of net assets.

     Glossary:

     TBA - (To be Assigned) - Securities are purchased on a forward commitment with an appropriate principal amount (generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

ALLIANCEBERNSTEIN POOLING PORTFOLIOS-INTERNATIONAL GROWTH PORTFOLIO PORTFOLIO OF INVESTMENTS
November 30, 2005 (unaudited)

                                                        Shares or
                                                        Principal
                                                         Amount
Company                                                   (000)     U.S. $ Value
-------                                                ----------   ------------
COMMON STOCKS & OTHER INVESTMENTS-97.5%
Finance-26.3%
Banking - Money Center-18.4%
Anglo Irish Bank Corp. Plc                                618,211   $  8,509,218
Banco Bilbao Vizcaya Argentaria, SA                       718,446     12,653,212
BNP Paribas, SA                                           194,576     15,332,738
Credit Suisse Group                                       315,610     15,310,158
EFG Eurobank Ergasias                                     168,205      5,345,139
Kookmin Bank                                               49,120      3,229,263
Mitsubishi Tokyo Financial Group, Inc.                      1,052     13,216,550
Standard Chartered Plc                                    525,225     11,205,044
Sumitomo Mitsui Financial Group, Inc.                       1,331     12,493,266
UBS AG                                                    181,008     16,655,028
                                                                    ------------
                                                                     113,949,616
                                                                    ------------
Banking - Regional-1.2%
Allied Irish Banks Plc                                    348,706      7,511,557
                                                                    ------------
Brokerage & Money Management-1.9%
Nomura Holdings, Inc.                                     718,300     11,935,030
                                                                    ------------
Insurance-3.8%
ING Groep NV                                              424,061     13,699,382
QBE Insurance Group, Ltd.                                 425,837      5,971,040
Swiss Re                                                   51,586      3,797,657
                                                                    ------------
                                                                      23,468,079
                                                                    ------------
Miscellaneous-1.0%
Aeon Credit Service Co., Ltd.                              79,600      5,994,277
                                                                    ------------
                                                                     162,858,559
                                                                    ------------
Consumer Services-15.4%
Advertising-0.8%
WPP Group Plc                                             503,906      4,945,801
                                                                    ------------
Broadcasting & Cable-1.1%
Grupo Televisa, SA (ADR)                                   85,900      6,820,460
                                                                    ------------
Cellular Communications-2.1%
America Movil SA de CV                                    374,600     10,758,512
Orascom Telecom Holding SAE (GDR)                          46,573      2,340,293
                                                                    ------------
                                                                      13,098,805
                                                                    ------------

Entertainment & Leisure-1.6%
Aristocrat Leisure, Ltd.                                  660,555      5,991,755
Greek Organisation of Football Prognostics SA             117,809      3,709,856
                                                                    ------------
                                                                       9,701,611
                                                                    ------------
Printing & Publishing-0.7%
Naspers Ltd.                                              269,454      4,313,794
                                                                    ------------
Retail - General Merchandise-7.5%
Compagnie Financiere Richemont AG Cl.A                    237,324      9,357,809
Esprit Holdings, Ltd.                                     957,000      6,716,694
Luxottica Group S.p.A.                                    316,874      7,805,245
Marks & Spencer Group Plc                                 773,735      6,091,470
Shimamura Co., Ltd.                                        36,500      4,395,475
Takashimaya Co., Ltd.                                     479,000      7,407,505
Wal-Mart de Mexico SA de CV                               822,900      4,466,437
                                                                    ------------
                                                                      46,240,635
                                                                    ------------
Miscellaneous-1.6%
Capita Group Plc                                          431,244      2,915,023
Li & Fung, Ltd.                                         3,536,000      7,123,872
                                                                    ------------
                                                                      10,038,895
                                                                    ------------
                                                                      95,160,001
                                                                    ------------
Health Care-12.6%
Drugs-8.8%
GlaxoSmithKline Plc                                       327,679      8,098,110
Novartis AG                                               392,302     20,503,217
Roche Holding AG                                          135,085     20,218,187
Takeda Pharmaceutical Co., Ltd.                           106,400      5,828,121
                                                                    ------------
                                                                      54,647,635
                                                                    ------------
Medical Products-3.8%
Alcon, Inc.                                                90,200     12,646,040
Nobel Biocare Holding AG                                   47,557     10,806,491
                                                                    ------------
                                                                      23,452,531
                                                                    ------------
                                                                      78,100,166
                                                                    ------------
Technology-10.3%
Communication Equipment-1.0%
Telefonaktiebolaget LM Ericsson Cl.B                    1,860,934      6,043,816
                                                                    ------------
Computer Hardware/Storage-0.7%
Deutsche Bank AG warrants, expiring 3/18/07(a)          1,556,582      4,408,240
                                                                    ------------
Computer Services-1.6%
CapGemini, SA(a)                                          251,633      9,942,984
                                                                    ------------
Semiconductor Components-0.7%
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)        458,611      4,393,493
                                                                    ------------

Software-2.8%
Business Objects SA(a)                                     87,861      3,489,456
Infosys Technologies, Ltd.                                127,580      7,464,570
SAP AG                                                     36,915      6,662,195
                                                                    ------------
                                                                      17,616,221
                                                                    ------------
Miscellaneous-3.5%
Hon Hai Precision Industry Co., Ltd. (GDR)                 80,733        811,367
Hoya Corp.                                                467,300     16,844,656
Keyence Corp.                                              15,400      3,908,315
                                                                    ------------
                                                                      21,564,338
                                                                    ------------
                                                                      63,969,092
                                                                    ------------
Consumer Manufacturing-7.8%
Auto & Related-3.4%
Denso Corp.                                               400,300     12,301,524
Toyota Motor Corp.                                        178,300      8,610,603
                                                                    ------------
                                                                      20,912,127
                                                                    ------------
Building & Related-4.4%
CRH Plc                                                   409,664     10,832,092
Rinker Group, Ltd.                                        438,919      5,026,869
Vinci, SA                                                  88,686      7,055,378
Wolseley Plc                                              198,409      4,208,440
                                                                    ------------
                                                                      27,122,779
                                                                    ------------
                                                                      48,034,906
                                                                    ------------
Energy-6.9%
International-6.5%
Eni S.p.A.                                                489,050     13,251,523
Norsk Hydro ASA                                            49,882      4,981,032
Petroleo Brasileiro, SA (ADR)                              75,800      5,124,080
Total, SA                                                  67,510     16,843,200
                                                                    ------------
                                                                      40,199,835
                                                                    ------------
Oil Service-0.4%
PTT Public Co., Ltd.                                      501,800      2,627,926
                                                                    ------------
                                                                      42,827,761
                                                                    ------------
Consumer Staples-5.9%
Alcohol-1.2%
Enterprise Inns Plc                                       485,356      7,301,650
                                                                    ------------
Beverages-1.6%
SABMiller Plc                                             550,980      9,737,199
                                                                    ------------
Food-3.1%
Nestle SA                                                  65,367     19,301,022
                                                                    ------------
                                                                      36,339,871
                                                                    ------------

Multi-Industry Companies-4.5%
Mitsubishi Corp.                                          997,400     20,271,896
Mitsui & Co., Ltd.                                        634,000      7,777,098
                                                                    ------------
                                                                      28,048,994
                                                                    ------------
Capital Goods-4.3%
Electrical Equipment-2.4%
Sumitomo Electric Industries, Ltd.                        361,300      4,984,055
Yamada Denki Co., Ltd.                                     97,900     10,031,915
                                                                    ------------
                                                                      15,015,970
                                                                    ------------
Miscellaneous-1.9%
Nitto Denko Corp.                                         173,100     11,822,937
                                                                    ------------
                                                                      26,838,907
                                                                    ------------
Basic Industry-2.5%
Mining & Metals-2.5%
BHP Billiton Plc                                          595,813      8,913,756
China Shenhua Energy Co., Ltd. Cl.H(a)                  5,740,500      6,387,829
                                                                    ------------
                                                                      15,301,585
                                                                    ------------
Aerospace & Defense-1.0%
Aerospace-1.0%
BAE Systems Plc                                         1,017,845      5,934,890
                                                                    ------------
Total Common Stocks & Other Investments
(cost $559,536,513)                                                  603,414,732
                                                                    ------------
SHORT-TERM INVESTMENT-2.4%
Time Deposit-2.4%
State Street Euro Dollar
3.35%, 12/01/05
(cost $14,681,000)                                     $   14,681     14,681,000
Total Investments-99.9%
(cost $574,217,513)                                                  618,095,732
Other assets less liabilities-0.1%                                       648,306
                                                                    ------------
Net Assets-100%                                                     $618,744,038
                                                                    ------------

COUNTRY BREAKDOWN *
25.5% Japan
20.8% Switzerland
11.2% United Kingdom
 8.5% France
 4.4% Ireland
 3.6% Mexico
 3.4% Italy
 2.8% Australia
 2.2% Hong Kong
 2.2% Netherlands
 2.1% Spain
 1.5% Greece
 1.2% India
 1.1% Germany
 1.0% China
 1.0% Sweden
 0.8% Taiwan
 0.8% Brazil
 0.8% Norway
 0.7% Luxembourg
 0.7% South Africa
 0.5% Korea
 0.4% Thailand
 0.4% Egypt
 2.4% Short-Term

* All data are as of November 30, 2005. The Fund's country breakdown is expressed as a percentage of total investments and may vary over time.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ALLIANCEBERNSTEIN POOLING PORTFOLIOS-INTERNATIONAL VALUE PORTFOLIO PORTFOLIO OF INVESTMENTS
November 30, 2005 (unaudited)

                                                        Shares or
                                                        Principal
                                                           Amount
Company                                                     (000)   U.S. $ Value
-------                                                ----------   ------------
COMMON STOCKS-98.5%
Financial-33.8%
Banking-19.5%
Bank Hapoalim, Ltd.                                     1,664,800   $  7,251,320
Bank Leumi Le-Israel                                      736,900      2,645,417
Barclays Plc                                            1,831,300     18,599,344
Credit Agricole, SA                                       454,610     13,696,557
Credit Suisse Group                                       394,500     19,137,091
HBOS Plc                                                  958,560     14,416,532
Kookmin Bank                                              164,700     10,827,762
Royal Bank of Scotland Group Plc                          698,900     19,876,972
Shinhan Financial Group Co., Ltd.                         279,590     10,740,675
Societe Generale                                          125,125     14,837,784
Sumitomo Mitsui Financial Group, Inc.                       2,359     22,142,460
                                                                    ------------
                                                                     154,171,914
                                                                    ------------
Financial Services-3.0%
ORIX Corp.                                                110,300     23,657,525
                                                                    ------------
Insurance-11.3%
Assurances Generales de France                            164,000     15,969,732
Aviva Plc                                               1,273,223     15,058,610
Friends Provident Plc                                   2,813,720      9,245,684
ING Groep NV                                              922,011     29,785,764
Muenchener Rueckversicherungs-Gesellschaft AG             148,700     19,400,235
                                                                    ------------
                                                                      89,460,025
                                                                    ------------
                                                                     267,289,464
                                                                    ------------
Capital Equipment-13.3%
Aerospace & Defense-3.1%
BAE Systems Plc                                         1,488,100      8,676,871
European Aeronautic Defence & Space Co.(a)                428,190     15,786,193
                                                                    ------------
                                                                      24,463,064
                                                                    ------------
Automobiles-9.0%
Continental AG                                            261,700     22,162,737
Honda Motor Co., Ltd.                                     341,300     18,987,898
Hyundai Motor Co.                                         100,900      8,279,046
Renault, SA                                               277,300     21,551,307
                                                                    ------------
                                                                      70,980,988
                                                                    ------------
Machinery & Engineering-1.2%
Man AG                                                    186,400      9,280,974
                                                                    ------------
                                                                     104,725,026
                                                                    ------------
Energy-12.4%
Energy Sources-12.4%
BP Plc                                                  1,454,200     15,965,788
Canadian Natural Resources, Ltd.                          416,400     18,870,328
China Petrolium & Chemical Corp.                       20,684,500      9,323,432
Eni SpA                                                   626,100     16,965,093
MOL Magyar Olaj-es Gazipari Rt.                            69,800      6,608,018
Petroleo Brasileiro, SA (ADR)                             257,300     15,849,680
Repsol YPF, SA                                            478,100     14,038,008
                                                                    ------------
                                                                      97,620,347
                                                                    ------------

Industrial Commodities-10.5%
Forest & Paper-1.3%
Svenska Cellulosa AB Cl.B(b)                              214,400      7,430,264
Votorantim Celulose e Papel, SA (ADR)                     210,300      2,592,999
                                                                    ------------
                                                                      10,023,263
                                                                    ------------
Metal - Nonferrous-1.8%
Xstrata Plc                                               637,480     14,456,847
                                                                    ------------
Metal - Steel-7.4%
Arcelor                                                   992,060     23,636,658
JFE Holdings, Inc.                                        475,400     14,948,444
POSCO                                                     101,200     20,183,895
                                                                    ------------
                                                                      58,768,997
                                                                    ------------
                                                                      83,249,107
                                                                    ------------
Technology/Electronics-7.7%
Data Processing-2.9%
Canon, Inc.                                               406,200     22,790,068
                                                                    ------------
Electrical & Electronics-1.2%
Compal Electronics, Inc. (GDR)(c)                       2,106,707      9,922,590
                                                                    ------------
Electronic Components & Instruments-3.6%
Flextronics International, Ltd.(a)                        584,400      6,031,008
Samsung Electronics Co., Ltd.                              12,150      6,988,777
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)      1,586,834     15,201,870
                                                                    ------------
                                                                      28,221,655
                                                                    ------------
                                                                      60,934,313
                                                                    ------------
Consumer Staples-7.5%
Beverages & Tobacco-2.9%
British American Tobacco Plc                              328,400      7,128,538
Japan Tobacco, Inc.                                         1,174     15,706,494
                                                                    ------------
                                                                      22,835,032
                                                                    ------------
Food & Household Products-4.6%
Delhaize Group(a)                                         255,426     16,129,350
J Sainsbury Plc                                         2,501,900     12,267,683
Tate & Lyle Plc                                           885,842      8,377,331
                                                                    ------------
                                                                      36,774,364
                                                                    ------------
                                                                      59,609,396
                                                                    ------------
Utilities-4.1%
Utility (Electric & Gas)-4.1%
E.ON AG                                                   184,200     17,517,318
Endesa, SA                                                580,700     15,065,876
                                                                    ------------
                                                                      32,583,194
                                                                    ------------
Medical-3.4%
Health & Personal Care-3.4%
GlaxoSmithKline Plc                                       372,000      9,193,439
Sanofi-Synthelabo, SA                                     218,319     17,558,195
                                                                    ------------
                                                                      26,751,634
                                                                    ------------
Telecommunications-3.4%
Singapore Telecommunications, Ltd.                      9,770,840     14,471,110
Vodafone Group Plc                                      5,673,200     12,206,339
                                                                    ------------
                                                                      26,677,449
                                                                    ------------
Construction & Housing-1.6%
George Wimpey Plc                                         515,700      3,894,113
Persimmon Plc                                             158,400      3,010,037
Taylor Woodrow Plc                                      1,035,400      6,075,479
                                                                    ------------
                                                                      12,979,629
                                                                    ------------

Consumer Cyclical-0.8%
Leisure & Tourism-0.8%
Whitbread Plc                                             392,699      6,377,913
                                                                    ------------
Total Common Stocks
(cost $728,452,856)                                                  778,797,472
                                                                    ------------
SHORT-TERM INVESTMENT-1.4%
Time Deposit-1.4%
State Street Euro Dollar
3.35%, 12/01/05
(cost $11,109,000)                                     $   11,109   $ 11,109,000
                                                                    ------------
Total Investments-99.9%
(cost $739,561,856)                                                  789,906,472
Other assets less liabilities (d)-0.1%                                   570,408
                                                                    ------------
Net Assets-100%                                                     $790,476,880
                                                                    ------------

FINANCIAL FUTURES CONTRACTS PURCHASED

                                                          Value at
                Number of     Expiration    Original     November 30,    Unrealized
    Type        Contracts       Month         Value          2005       Appreciation
------------------------------------------------------------------------------------
EURO STOXX 50      148      December 2005   $5,858,926    $6,030,447      $171,521

FORWARD EXCHANGE CURRENCY CONTRACTS

                                            U.S. $
                               Contract    Value on     U.S. $
                                Amount     Original     Current      Unrealized
                                (000)        Date        Value      Appreciation
--------------------------------------------------------------------------------
Sale Contract:
Swedish Krona
Settling 12/15/05...........    50,040    $6,293,706   $6,203,985      $89,721

(a)  Non-income producing security.

(b) Position, or portion thereof, with a market value of $7,430,264 has been segregated to collateralize open forward exchange currency contracts.

(c) Security is exempt from registration under Rule 144A of the securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2005, the market value of this security amounted to $9,922,590 or 1.3% of net assets.

(d) The amount of U.S. $444,955 has been segregated as collateral for the financial futures contract outstanding at November 30, 2005.

     Glossary of Terms:
     ADR - American Depositary Receipt
     GDR - Global Depositary Receipt

COUNTRY BREAKDOWN *
23.3% United Kingdom
15.5% France
14.9% Japan
 8.6% Germany
 7.2% South Korea
 3.8% Netherlands
 3.7% Spain
 3.2% Taiwan
 2.6% Singapore
 2.4% Switzerland
 2.4% Canada
 2.3% Brazil
 2.2% Italy
 2.1% Belgium
 1.3% Israel
 1.2% China
 1.0% Sweden
 0.9% Hungary

 1.4% Short-Term

* All data are as of November 30, 2005. The Fund's country breakdown is expressed as a percentage of total investments and may vary over time.

Please note: The sector classifications presented herein are based on the sector catergorization methodology of the Adviser.

ALLIANCEBERNSTEIN POOLING PORTFOLIOS-SHORT DURATION BOND PORTFOLIO PORTFOLIO OF INVESTMENTS
November 30, 2005  (unaudited)

                                                                           Principal
                                                                            Amount
                                                                             (000)     U.S. $ Value
                                                                           ---------   ------------
U.S. GOVERNMENT & GOVERNMENT SPONSORED AGENCY OBLIGATIONS-64.1%
U.S. Treasury Notes-47.1%
3.00%, 12/31/06                                                             $159,620   $157,194,574
3.50%, 5/31/07-8/15/09                                                        81,605     99,723,603
3.75%, 5/15/08                                                               101,655    100,102,423
                                                                                       ------------
                                                                                        357,020,600
                                                                                       ------------
U.S. Treasury Inflation Index Securities-1.7%
3.875%, 1/15/09                                                               12,256     12,913,319
                                                                                       ------------
Collateralized Mortgage Obligations-1.6%
Fannie Mae Series 2005-69 Cl.AD
5.00%, 8/25/35                                                                 5,953      5,897,367
Fannie Mae Whole Loan Series 2003-W13 Cl.AV2
4.33%, 10/25/33                                                                4,894      4,895,738
Fannie Mae-ACES
4.48%, 10/26/31                                                                  851        837,989
7.08%, 2/17/21                                                                 1,073      1,085,101
                                                                                       ------------
                                                                                         12,716,195
                                                                                       ------------
Mortgage Pass Thru's-5.6%
Federal National Mortgage Association
5.00%, 10/01/35                                                                6,572      6,543,143
6.00%, 12/01/09-11/25/35                                                      14,350     14,463,318
6.50%, 11/25/35                                                               15,845     16,221,319
7.00%, 2/01/31-12/01/34                                                        1,986      2,076,391
Federal Home Loan Bank
4.94%, 9/01/35                                                                 3,073      3,043,237
                                                                                       ------------
                                                                                         42,347,408
                                                                                       ------------
Federal Agency-8.1%
Federal Home Loan Bank
3.625%, 6/20/07                                                               17,655     17,373,279
Federal Home Loan Mortgage Corp.
3.25%, 11/02/07                                                               15,000     14,600,250
3.75%, 8/03/07                                                                 4,500      4,431,465
4.00%, 8/17/07                                                                13,195     13,045,316
Federal National Mortgage Association
3.875%, 5/15/07                                                               12,180     12,041,830
                                                                                       ------------
                                                                                         61,492,140
                                                                                       ------------
Total U.S. Government & Government Sponsored Agency Obligations
(cost $488,596,225)                                                                     486,489,662
                                                                                       ------------
CORPORATE DEBT OBLIGATIONS-20.0%
Automotive-0.7%
Daimler-Chrysler North America Corp.
4.125%, 3/07/07                                                                4,475      4,421,228
4.875%, 6/15/10                                                                1,210      1,176,728
                                                                                       ------------
                                                                                          5,597,956
                                                                                       ------------
Banking-0.4%
Washington Mutual Bank
4.50%, 8/25/08                                                                 2,905      2,872,359
Wells Fargo & Co.
4.20%, 1/15/10                                                                    20         19,422
                                                                                       ------------
                                                                                          2,891,781
                                                                                       ------------

Broadcasting/Media-0.9%
Time Warner, Inc.
6.125%, 4/15/06                                                                6,495      6,524,396
                                                                                       ------------
Building/Real Estate-1.2%
EOP Operating Limited Partnership
6.76%, 6/15/07                                                                 1,240      1,267,398
Simon Property Group LP
6.375%, 11/15/07                                                               2,944      3,012,251
Vornado Realty L.P.
5.625%, 6/15/07                                                                4,910      4,948,941
                                                                                       ------------
                                                                                          9,228,590
                                                                                       ------------
Cable-1.5%
British Sky Broadcasting Group PLC
6.875%, 2/23/09                                                                4,580      4,793,584
Comcast Cable Communications, Inc.
8.375%, 5/01/07                                                                6,165      6,441,950
                                                                                       ------------
                                                                                         11,235,534
                                                                                       ------------
Communications-0.9%
Sprint Capital Corp.
6.00%, 1/15/07                                                                 6,480      6,547,457
                                                                                       ------------
Communications - Mobile-0.6%
Cingular Wireless LLC
5.625%, 12/15/06                                                                 615        619,902
New Cingular Wireless Services, Inc.
7.35%, 3/01/06                                                                 4,030      4,057,114
                                                                                       ------------
                                                                                          4,677,016
                                                                                       ------------
Conglomerate/Miscellaneous-0.2%
Tyco International Group SA
6.125%, 11/01/08                                                               1,848      1,884,912
                                                                                       ------------
Financial-6.0%
CIT Group, Inc.
7.375%, 4/02/07                                                                9,510      9,808,766
Citigroup, Inc.
4.625%, 8/03/10                                                                4,570      4,499,581
Countrywide Home Loans, Inc.
5.625%, 5/15/07                                                                9,615      9,705,640
International Lease Finance Corp.
5.625%, 6/01/07                                                                8,130      8,203,146
Merrill Lynch & Co., Inc.
6.56%, 12/16/07                                                                4,910      5,068,244
The Goldman Sachs Group, Inc.
4.125%, 1/15/08                                                                7,985      7,860,003
                                                                                       ------------
                                                                                         45,145,380
                                                                                       ------------
Food/Beverage-1.1%
General Mills, Inc.
5.125%, 2/15/07                                                                2,820      2,820,361
The Kroger Co.
7.80%, 8/15/07                                                                 5,365      5,574,798
                                                                                       ------------
                                                                                          8,395,159
                                                                                       ------------
Health Care-1.4%
Aetna, Inc.
7.375%, 3/01/06                                                                  655        659,080
WellPoint, Inc.
3.50%, 9/01/07                                                                   295        287,513
3.75%, 12/14/07                                                                9,886      9,657,969
                                                                                       ------------
                                                                                         10,604,562
                                                                                       ------------
Non-Air Transportation-0.4%
CSX Corp.
6.25%, 10/15/08                                                                2,725      2,811,808
                                                                                       ------------

Paper/Packaging-0.2%
Weyerhaeuser Co.
6.125%, 3/15/07                                                                1,485      1,507,330
                                                                                       ------------
Public Utilities - Electric & Gas-2.2%
Duke Energy Corp.
3.75%, 3/05/08                                                                 5,365      5,230,194
Pacific Gas & Electric Co.
3.60%, 3/01/09                                                                 6,815      6,517,641
Progress Energy, Inc.
6.05%, 4/15/07                                                                 4,985      5,048,165
                                                                                       ------------
                                                                                         16,796,000
                                                                                       ------------
Public Utilities - Telephone-0.7%
Telecom Italia Capital
4.00%, 11/15/08                                                                5,245      5,083,260
                                                                                       ------------
Service-0.5%
Waste Management, Inc.
6.50%, 11/15/08                                                                3,823      3,965,820
                                                                                       ------------
Supermarket/Drug-1.1%
Safeway, Inc.
6.15%, 3/01/06                                                                 4,025      4,030,788
6.50%, 11/15/08                                                                4,495      4,637,599
                                                                                       ------------
                                                                                          8,668,387
                                                                                       ------------
Total Corporate Debt Obligations
(cost $152,906,082)                                                                     151,565,348
                                                                                       ------------
COLLATERALIZED MORTGAGE OBLIGATIONS-6.8%
Adjustable Rate Mortgage Trust Series 2005-11 Cl.2A41
5.37%, 2/25/35                                                                 3,292      3,282,383
Series 2005-11 Cl.5M1
4.66%, 2/25/36                                                                 1,525      1,527,760
American Home Mortgage Investment Trust Series 2005-2 Cl.2A1
5.76%, 9/25/45                                                                   429        434,004
Banc of America Large Loan Inc. Series 2005-Mib1 Cl.C
1.00%, 3/15/22                                                                 2,500      2,500,000
Bear Stearns Alt-A Trust Series 2004-11 Cl.2A3
5.07%, 11/25/34                                                                  220        217,936
Citicorp Mortgage Securities, Inc. Series 2004-7 Cl.1A1
5.25%, 9/25/34                                                                 5,847      5,793,749
Citigroup Mortgage Loan Trust, Inc. Series 2005-WF2 Cl.AF3
4.871%, 8/25/35                                                                5,000      4,968,750
Commercial Mortgage Pass-Through Certificates Series 2005-FL11 Cl.D
4.55%, 11/15/17                                                                2,500      2,500,000
Deutsche Alt-A Securities, Inc. Mortgage Loan Series 2005-AR1 Cl.1A1
4.50%, 8/25/35                                                                   579        577,720
Home Equity Mortgage Trust Series 2005-3 Cl.M1
4.73%, 11/25/35                                                                  650        650,689
Homebanc Mortgage Trust Series 2005-4 Cl.A2
4.52%, 10/25/35                                                                5,768      5,767,697
Lehman Brothers Commercial Mortgage Trust Series 2004-LLFA Cl.C
4.43%, 10/15/17                                                                2,400      2,400,000
Master Asset Securitization Trust Series 2004-9 Cl.3A1
5.25%, 7/25/34                                                                   257        254,013
Master Specialized Loan Trust Series 2005-3 Cl.A1
4.74%, 11/25/35                                                                2,790      2,790,191
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A5 Cl.A3
4.44%, 6/25/35                                                                   600        574,404
Series 2005-A8 Cl.A1C1
5.25%, 8/25/36                                                                 2,670      2,663,165
MLCC Mortgage Investors, Inc. Series 2004-A Cl.A1
4.42%, 4/25/29                                                                   469        468,273
Morgan Stanley Capital I
Series 2005-XLF Cl.G
4.49%, 8/15/19                                                                 2,000      2,000,000
Series 2005-XLF Cl.H
4.51%, 8/15/19                                                                 1,000      1,000,000
Morgan Stanley Mortgage Loan Trust Series 2004-8AR Cl.4A1
5.40%, 10/25/34                                                                  190        189,397
Mortgage It Trust
Series 2005-4 Cl.M1
4.64%, 10/25/35                                                                2,437      2,437,334
Series 2005-5 Cl.A2
4.50%, 12/25/35                                                                2,990      2,990,087
Residential Accredit Loans, Inc. Series 2005-QA9 Cl.M1
5.52%, 8/25/35                                                                 3,999      3,921,376
Structured Adjustable Rate Mortgage Loan Trust Series 2005-5 Cl.A3
4.42%, 5/25/35                                                                 2,134      2,131,617
Structured Asset Securities Corp. Series 2002-11A Cl.1A1
5.21%, 6/25/32                                                                    32         31,941
                                                                                       ------------

Total Collateralized Mortgage Obligations
(cost $52,300,247)                                                                       52,072,486
                                                                                       ------------
ASSET BACKED SECURITIES-5.3%
Ace Securities Corp. Series 2003-OP1 Cl.A2
4.55%, 12/25/33                                                                  190        190,354
Asset Backed Securities Corporation Home Equity Series 2003-HE7 Cl.M2
5.87%, 12/15/05                                                                2,340      2,392,275
Bayview Financial Acquisition Trust Series 2005-C Cl.A1B
4.36%, 6/28/44                                                                 2,930      2,935,948
Capital Auto Receivables Asset Trust Series 2005-SN1A Cl.A3A
4.10%, 6/15/08                                                                   295        292,168
Citibank Credit Card Issuance Trust Series 2004-A4 Cl.A4
3.20%, 8/24/09                                                                 4,320      4,206,600
Citifinancial Mortgage Securities, Inc. Series 2004-1 Cl.AF2
2.645%, 4/25/34                                                                1,025        998,411
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-4 Cl.A3
4.74%, 1/25/36                                                                 3,415      3,366,985
Credit-Based Asset Servicing & Securities Series 2003-CB1 Cl.AF
3.45%, 1/25/33                                                                 1,723      1,664,160
Credit-Based Asset Servicing & Securities Trust
Series 2003-CB3 Cl.AF1
2.88%, 12/25/32                                                                3,555      3,425,555
Series 2003-CB4 Cl.AF2
4.75%, 8/25/35                                                                 2,100      2,072,763
Series 2003-RP2 Cl.AF2
5.75%, 9/25/35                                                                 1,800      1,805,148
Equity One ABS, Inc. Series 2004-3 Cl.AF1
4.35%, 7/25/34                                                                    29         29,000
Ixis Real Estate Capital Trust Series 2004-HE4 Cl.A1
4.56%, 2/25/35                                                                 4,108      4,114,079
Lehman XS Trust Series 2005-2 Cl.1M1
4.69%, 8/25/35                                                                 5,000      4,987,500
Long Beach Mortgage Loan Trust
Series 2004-3 Cl.M2
4.79%, 7/25/34                                                                   400        401,064
Series 2003-1 Cl.M2
6.24%, 3/25/33                                                                   700        706,566
Merrill Lynch Mortgage Investors, Inc. Series 2004-WMC1 Cl.A2
4.49%, 10/25/34                                                                   33         33,130
Providian Gateway Master Trust Series 2004-DA Cl.A
3.35%, 9/15/11                                                                 2,900      2,825,093
Renaissance Home Equity Loan Trust Series 2003-4 Cl.A2
4.39%, 3/25/34                                                                    31         31,323
Specialty Underwriting & Residential Finance Series 2005-AB2 Cl.M1
4.64%, 6/25/36                                                                 2,000      2,000,000
Structured Asset Investment Loan Trust Series 2005-HE1 Cl.A4
4.35%, 7/25/35                                                                 1,565      1,564,515
                                                                                       ------------
Total Asset Backed Securities
(cost $40,182,312)                                                                       40,042,637
                                                                                       ------------
COMMERCIAL MORTGAGE BACKED SECURITIES-0.9%
Asset Securitization Corp. Series 1996-MD6 Cl.A1C
7.04%, 11/13/29                                                                  482        489,584
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-TF2A Cl.F
4.62%, 9/15/20                                                                 1,435      1,435,000
Series 2005-TF2A Cl.G
4.67%, 9/15/20                                                                 1,435      1,435,000
First Union-Lehman Brothers-Bank of America Series 1998-C2 Cl.A2
6.56%, 11/18/35                                                                  625        643,151
LB-UBS Commercial Mortgage Trust Series 2004-C7 Cl.A2
3.99%, 10/15/29                                                                  315        303,118
Lehman Brothers Commercial Mortgage Trust Series 2005-LLFA Cl.E
4.40%, 7/15/18                                                                 1,000      1,000,000
Nomura Asset Securities Corp.
Series 1998-D6 Cl.A1B
6.59%, 3/15/30                                                                   820        848,200
Series 1996-D5 Cl.A1B
7.12%, 4/13/39                                                                   750        754,747
                                                                                       ------------

Total Commercial Mortgage Backed Securities
(cost $7,025,943)                                                                         6,908,800
                                                                                       ------------
SHORT-TERM INVESTMENTS-6.6%
Banking-3.7%
Citigroup Funding, Inc.
4.00%, 12/13/05                                                               28,000     27,962,667
                                                                                       ------------
Federal Home Loan Bank-2.2%
3.88%, 12/01/05                                                               16,600     16,600,000
                                                                                       ------------
Time Deposit-0.7%
State Street Euro Dollar
3.35%, 12/01/05                                                                5,284      5,284,000
                                                                                       ------------
Total Short-Term Investments
(amortized cost $49,846,667)                                                             49,846,667
                                                                                       ------------
Total Investments-103.7%
(cost $790,857,476)                                                                     786,925,600
Other assets less liabilities-(3.7%)                                                    (27,991,108)
                                                                                       ------------
Net Assets-100%                                                                        $758,934,492
                                                                                       ------------

Please Note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ALLIANCEBERNSTEIN POOLING PORTFOLIOS-SMALL MID-CAP GROWTH PORTFOLIO PORTFOLIO OF INVESTMENTS
November 30, 2005 (unaudited)

                                                          Shares
                                                       Principal
                                                          Amount
Company                                                    (000)   U.S. $ Value
-------                                                ---------   ------------
COMMON STOCKS-98.9%
Consumer Services-23.6%
Advertising-3.4%
aQuantive, Inc.(a)                                       216,300   $  5,816,307
Getty Images, Inc.(a)                                     62,600      5,714,754
                                                                   ------------
                                                                     11,531,061
                                                                   ------------
Apparel-3.9%
Carter's, Inc.(a)                                        101,600      6,212,840
Chico's FAS, Inc.(a)                                      76,700      3,383,237
Urban Outfitters, Inc.(a)                                111,160      3,430,398
                                                                   ------------
                                                                     13,026,475
                                                                   ------------
Broadcasting & Cable-0.8%
XM Satellite Radio Holdings, Inc. Cl.A(a)                 89,300      2,612,918
                                                                   ------------
Entertainment & Leisure-2.9%
Activision, Inc.(a)                                      359,754      4,788,326
Gaylord Entertainment Co.(a)                             117,100      5,065,746
                                                                   ------------
                                                                      9,854,072
                                                                   ------------
Gaming-1.6%
Station Casinos, Inc.                                     76,500      5,304,510
                                                                   ------------
Restaurants & Lodging-1.4%
Orient-Express Hotels, Ltd. Cl.A                         151,400      4,772,128
                                                                   ------------
Miscellaneous-9.6%
Iron Mountain, Inc.(a)                                   170,500      7,033,125
Laureate Education, Inc.(a)                              130,530      6,600,902
Robert Half International, Inc.                          161,300      6,171,338
Strayer Education, Inc.                                   62,900      6,277,420
The Corporate Executive Board Co.                         71,400      6,176,814
                                                                   ------------
                                                                     32,259,599
                                                                   ------------
                                                                     79,360,763
                                                                   ------------
Technology-23.3%
Communications Equipment-2.2%
ADTRAN, Inc.                                              94,800      2,802,288
Nextel Partners, Inc. Cl.A(a)                            173,300      4,592,450
                                                                   ------------
                                                                      7,394,738
                                                                   ------------
Computer Services-4.6%
Alliance Data Systems Corp.(a)                           110,300      4,254,271
Cognizant Technology Solutions Corp. Cl.A(a)              49,400      2,400,346
Global Cash Access, Inc.(a)                              231,600      2,929,740
Global Payments, Inc.                                    131,500      5,757,070
                                                                   ------------
                                                                     15,341,427
                                                                   ------------

Contract Manufacturing-0.7%
Semtech Corp.(a)                                         119,800      2,385,218
                                                                   ------------
Semiconductor Capital Equipment-1.6%
MEMC Electronic Materials, Inc.(a)                       248,700      5,565,906
                                                                   ------------
Semiconductor Components-5.3%
Intersil Corp. Cl.A                                      274,200      7,033,230
Lam Research Corp.(a)                                    119,500      4,486,030
Microsemi Corp.(a)                                       225,600      6,260,400
                                                                   ------------
                                                                     17,779,660
                                                                   ------------
Software-7.1%
Business Objects SA (ADR)(a)                             201,800      8,019,532
Comverse Technology, Inc.(a)                             186,000      4,875,060
Electronics for Imaging, Inc.(a)                         205,800      5,747,994
Quest Software, Inc.(a)                                  332,600      5,238,450
                                                                   ------------
                                                                     23,881,036
                                                                   ------------
Miscellaneous-1.8%
Amphenol Corp. Cl.A                                       77,040      3,217,961
Wind River Systems, Inc.(a)                              197,600      2,722,928
                                                                   ------------
                                                                      5,940,889
                                                                   ------------
                                                                     78,288,874
                                                                   ------------
Health Care-20.0%
Biotechnology-5.8%
Abgenix, Inc.(a)                                         114,500      1,569,795
Affymetrix, Inc.(a)                                       83,700      4,121,388
Cubist Pharmaceuticals, Inc.(a)                          100,500      2,272,305
CV Therapeutics, Inc.(a)                                  45,800      1,132,634
Nektar Therapeutics(a)                                    75,500      1,269,910
Neurocrine Biosciences, Inc.(a)                           20,700      1,232,064
Protein Design Labs, Inc.(a)                             248,600      6,923,510
ZymoGenetics, Inc.(a)                                     48,100        772,005
                                                                   ------------
                                                                     19,293,611
                                                                   ------------
Medical Products-5.9%
Dade Behring Holdings, Inc.                              146,048      5,971,903
Kyphon, Inc.(a)                                          108,500      4,610,165
Respironics, Inc.(a)                                     135,900      5,256,612
Ventana Medical Systems, Inc.(a)                         106,300      4,093,613
                                                                   ------------
                                                                     19,932,293
                                                                   ------------

Medical Services-8.3%
Omnicare, Inc.                                            86,500      4,926,175
Psychiatric Solutions, Inc.(a)                           127,500      7,193,550
Stericycle, Inc.(a)                                       79,400      4,868,808
United Surgical Partners International, Inc.(a)          128,100      4,446,351
Wellcare Health Plans, Inc.(a)                           162,347      6,409,459
                                                                   ------------
                                                                     27,844,343
                                                                   ------------
                                                                     67,070,247
                                                                   ------------
Energy-9.2%
Domestic Producers-1.8%
Newfield Exploration Co.(a)                              125,900      5,824,134
                                                                   ------------
Oil Service-5.1%
Bill Barrett Corp.(a)                                    113,800      4,466,650
Cooper Cameron Corp.(a)                                   63,000      5,016,690
Diamond Offshore Drilling, Inc.                           73,300      4,587,114
Dresser-Rand Group, Inc.(a)                              142,500      3,159,225
                                                                   ------------
                                                                     17,229,679
                                                                   ------------
Pipelines-2.3%
Grant Prideco, Inc.(a)                                   201,600      7,739,424
                                                                   ------------
                                                                     30,793,237
                                                                   ------------
Finance-8.4%
Brokerage & Money Management-6.1%
Affiliated Managers Group, Inc.(a)                        57,250      4,513,590
Blackrock, Inc. Cl.A                                      59,500      6,416,480
Lazard Ltd. Cl.A                                         172,700      5,405,510
OptionsXpress Holdings, Inc.                             176,400      4,323,564
                                                                   ------------
                                                                     20,659,144
                                                                   ------------
Real Estate Investment Trust-2.3%
CB Richard Ellis Group, Inc. Cl.A(a)                     136,500      7,575,750
                                                                   ------------
                                                                     28,234,894
                                                                   ------------
Basic Industry-4.4%
Chemicals-0.2%
Chemtura Corp.                                            48,200        580,810
                                                                   ------------
Mining & Metals-3.9%
Allegheny Technologies, Inc.                             208,180      6,865,776
Joy Global, Inc.                                         119,300      6,309,777
                                                                   ------------
                                                                     13,175,553
                                                                   ------------
Paper & Forest Products-0.3%
Chesapeake Energy Corp.                                   40,600      1,175,370
                                                                   ------------
                                                                     14,931,733
                                                                   ------------
Transportation-4.2%
Air Freight-2.9%
C.H. Robinson Worldwide, Inc.                            117,600      4,756,920
Expeditors International of Washington, Inc.              68,700      4,878,387
                                                                   ------------
                                                                      9,635,307
                                                                   ------------

Miscellaneous-1.3%
BorgWarner, Inc.                                          72,400      4,344,000
                                                                   ------------
                                                                     13,979,307
                                                                   ------------
Capital Goods-1.8%
Electrical Equipment-0.3%
AMETEK, Inc.                                              25,900      1,103,599
                                                                   ------------
Miscellaneous-1.5%
IDEX Corp.                                               109,950      4,853,193
                                                                   ------------
                                                                      5,956,792
                                                                   ------------
Aerospace & Defense-1.6%
Aerospace-1.6%
Precision Castparts Corp.                                105,400      5,374,346
                                                                   ------------
Multi-Industry Companies-1.5%
Chemed Corp.                                              95,100      4,821,570
SunPower Corp. Cl.A(a)                                    14,800        370,000
                                                                   ------------
                                                                      5,191,570
                                                                   ------------
Utilities-0.9%
Electric & Gas Utilities-0.9%
Southwestern Energy Co.(a)                                88,000      2,998,160
                                                                   ------------
Total Common Stocks
(cost $295,891,524)                                                 332,179,923
                                                                   ------------
SHORT-TERM INVESTMENT-1.5%
Time Deposit-1.5%
State Street Euro Dollar
3.35%, 12/01/05
(cost $4,930,000)                                       $  4,930      4,930,000
Total Investments-100.4%
(cost $300,821,524)                                                 337,109,923
Other assets less liabilities-(0.4%)                                 (1,370,205)
                                                                   ------------
Net Assets-100%                                                    $335,739,718
                                                                   ------------

(a) Non-income producing security.

Glossary:
ADR - American Depositary Receipt

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ALLIANCEBERNSTEIN POOLING PORTFOLIOS-SMALL MID-CAP VALUE PORTFOLIO PORTFOLIO OF INVESTMENTS
November 30, 2005 (unaudited)

                                                       Shares or
                                                       Principal
                                                         Amount
Company                                                  (000)     U.S. $ Value
-------                                                ---------   ------------
COMMON STOCKS-91.3%
Financial-19.2%
Major Regional Banks-4.0%
Central Pacific Financial Corp.                          112,900   $  4,132,140
Popular, Inc.                                             97,300      2,158,114
TD Banknorth, Inc.                                        22,900        679,672
UnionBanCal Corp.                                         50,800      3,515,360
Whitney Holding Corp.                                    116,250      3,406,125
                                                                   ------------
                                                                     13,891,411
                                                                   ------------
Miscellaneous Finance-1.6%
A.G. Edwards, Inc.                                       121,300      5,345,691
                                                                   ------------
Multi-Line Insurance-2.3%
PacifiCare Health Systems, Inc.                           28,900      2,486,556
StanCorp Financial Group, Inc.                            51,600      5,316,864
                                                                   ------------
                                                                      7,803,420
                                                                   ------------
Property/Casualty Insurance-5.2%
Old Republic International Corp.                         191,500      5,095,815
PartnerRe, Ltd.                                           14,800      1,010,544
Platinum Underwriters Holdings, Ltd.                     136,800      4,166,928
Radian Group, Inc.                                       106,200      6,006,672
RenaissanceRe Holdings, Ltd.                              35,000      1,572,550
                                                                   ------------
                                                                     17,852,509
                                                                   ------------
Real Estate Investment Trust-0.5%
FelCor Lodging Trust, Inc.                               105,900      1,798,182
                                                                   ------------
Savings and Loan-5.6%
Astoria Financial Corp.                                  171,900      4,861,332
Commercial Federal Corp.                                 108,300      3,729,852
MAF Bancorp, Inc.                                        112,100      4,772,097
Sovereign Bancorp, Inc.                                  151,800      3,318,348
Washington Federal, Inc.                                 106,300      2,579,901
                                                                   ------------
                                                                     19,261,530
                                                                   ------------
                                                                     65,952,743
                                                                   ------------
Consumer Cyclicals-11.8%
Autos & Auto Parts-1.6%
BorgWarner, Inc.                                          62,500      3,750,000
Dana Corp.                                               255,800      1,782,926
                                                                   ------------
                                                                      5,532,926
                                                                   ------------

Retailers-6.4%
AutoNation, Inc.(a)                                      161,900      3,354,568
BJ's Wholesale Club, Inc.(a)                             147,100      3,896,679
Borders Group, Inc.                                      180,700      3,684,473
Office Depot, Inc.(a)                                    164,100      4,870,488
Payless ShoeSource, Inc.(a)                              258,700      5,911,295
                                                                   ------------
                                                                     21,717,503
                                                                   ------------
Textiles/Shoes - Apparel Mfg.-3.7%
Jones Apparel Group, Inc.                                157,900      4,541,204
Liz Claiborne, Inc.                                      119,000      4,150,720
Reebok International, Ltd.                                27,300      1,571,934
VF Corp.                                                  43,800      2,481,270
                                                                   ------------
                                                                     12,745,128
                                                                   ------------
Miscellaneous Consumer Cyclicals-0.1%
Brunswick Corp.                                           10,000        392,900
                                                                   ------------
                                                                     40,388,457
                                                                   ------------
Capital Equipment-9.7%
Aerospace - Defense-1.2%
Goodrich Corp.                                           111,000      4,275,720
                                                                   ------------
Auto Trucks - Parts-2.4%
ArvinMeritor, Inc.                                        64,000        851,200
PACCAR, Inc.                                              32,500      2,335,450
TRW Automotive Holdings Corp.(a)                         197,000      4,964,400
                                                                   ------------
                                                                      8,151,050
                                                                   ------------
Electrical Equipment-1.3%
Cooper Industries, Ltd. Cl.A                              63,600      4,626,264
                                                                   ------------
Machinery-3.1%
Moog, Inc. Cl.A(a)                                       153,100      4,484,299
Terex Corp.(a)                                            98,000      6,038,760
                                                                   ------------
                                                                     10,523,059
                                                                   ------------
Miscellaneous Capital Goods-1.7%
SPX Corp.                                                123,850      5,830,858
                                                                   ------------
                                                                     33,406,951
                                                                   ------------
Consumer Growth-8.7%
Advertising-1.1%
The Interpublic Group of Cos., Inc.(a)                   388,700      3,622,684
                                                                   ------------
Entertainment-0.1%
Vail Resorts, Inc.(a)                                     12,300        458,298
                                                                   ------------
Hospital Management-1.1%
Universal Health Services, Inc. Cl.B                      76,300      3,656,296
                                                                   ------------

Hospital Supplies-1.6%
Owens & Minor, Inc.                                      188,000      5,331,680
                                                                   ------------
Other Medical-1.7%
PerkinElmer, Inc.                                        263,500      6,010,435
                                                                   ------------
Photography-1.1%
IKON Office Solutions, Inc.                              386,500      3,888,190
                                                                   ------------
Publishing-0.8%
The Reader's Digest Association, Inc.                    177,400      2,755,022
                                                                   ------------
Miscellaneous Consumer Growth-1.2%
URS Corp.(a)                                              98,600      4,153,032
                                                                   ------------
                                                                     29,875,637
                                                                   ------------
Industrial Commodities-7.5%
Aluminum-0.3%
Mueller Industries, Inc.                                  41,000      1,109,870
                                                                   ------------
Chemicals-1.6%
Albemarle Corp.                                           43,500      1,600,800
Chemtura Corp.                                           115,000      1,385,750
Cytec Industries, Inc.                                    56,700      2,567,943
                                                                   ------------
                                                                      5,554,493
                                                                   ------------
Containers - Metal/Glass/Paper-1.8%
Ball Corp.                                                36,800      1,516,896
Owens-Illinois, Inc.(a)                                  208,300      4,530,525
                                                                   ------------
                                                                      6,047,421
                                                                   ------------
Miscellaneous Metals-3.0%
Reliance Steel & Aluminum Co.                             99,400      6,412,294
Silgan Holdings, Inc.                                    112,000      3,952,480
                                                                   ------------
                                                                     10,364,774
                                                                   ------------
Miscellaneous Industrial Commodities-0.8%
United Stationers, Inc.(a)                                51,700      2,533,300
                                                                   ------------
                                                                     25,609,858
                                                                   ------------
Technology-7.2%
Communication - Equip. Mfrs.-1.8%
ADC Telecommunications, Inc.(a)                          105,500      2,155,365
Andrew Corp.(a)                                          381,000      4,164,330
                                                                   ------------
                                                                      6,319,695
                                                                   ------------
Computer/Instrumentation-2.1%
Celestica, Inc.(a)                                       422,700      4,493,301
Sanmina-SCI Corp.(a)                                     504,600      2,089,044
Solectron Corp.(a)                                       150,700        541,013
                                                                   ------------
                                                                      7,123,358
                                                                   ------------

Miscellaneous Industrial Technology-1.8%
Arrow Electronics, Inc.(a)                               107,600      3,335,600
Avnet, Inc.(a)                                            31,300        704,250
Tech Data Corp.(a)                                        53,300      2,095,223
                                                                   ------------
                                                                      6,135,073
                                                                   ------------
Semiconductors-1.5%
Vishay Intertechnology, Inc.(a)                          394,200      5,057,586
                                                                   ------------
                                                                     24,635,712
                                                                   ------------
Utilities-6.8%
Electric Companies-6.4%
Allegheny Energy, Inc.(a)                                193,000      5,371,190
Constellation Energy Group                                40,300      2,135,497
Northeast Utilities                                      153,900      2,859,462
PNM Resources, Inc.                                      109,000      2,830,730
Puget Energy, Inc.                                       147,600      3,067,128
Wisconsin Energy Corp.                                   123,500      4,686,825
WPS Resources Corp.                                       19,100      1,027,198
                                                                   ------------
                                                                     21,978,030
                                                                   ------------
Telephone-0.4%
Centennial Communications Corp. Cl.A(a)                   86,500      1,372,755
                                                                   ------------
                                                                     23,350,785
                                                                   ------------
Services-5.7%
Air Transportation-0.2%
Alaska Air Group, Inc.(a)                                 24,500        863,135
                                                                   ------------
Miscellaneous Industrial Transportation-3.9%
GATX Corp.                                               140,000      5,269,600
Laidlaw International, Inc.                              253,900      5,489,318
SEACOR Holdings, Inc.(a)                                  36,900      2,485,215
                                                                   ------------
                                                                     13,244,133
                                                                   ------------
Truckers-1.6%
CNF, Inc.                                                 96,000      5,472,000
                                                                   ------------
                                                                     19,579,268
                                                                   ------------
Non-Financial-5.5%
Building Material - Heat/Plumbing/Air-1.5%
Hughes Supply, Inc.                                      132,200      5,121,428
                                                                   ------------
Miscellaneous Building-4.0%
Beazer Homes USA, Inc.                                    68,600      4,799,942
Harsco Corp.                                              28,100      1,867,245
Quanta Services, Inc.(a)                                 513,000      7,258,950
                                                                   ------------
                                                                     13,926,137
                                                                   ------------
                                                                     19,047,565
                                                                   ------------

Consumer Staples-5.4%
Foods-4.2%
Corn Products International, Inc.                         60,000      1,335,000
Del Monte Foods Co.(a)                                   383,600      3,789,968
Performance Food Group Co.(a)                            176,000      4,998,400
Universal Corp.                                          104,500      4,219,710
                                                                   ------------
                                                                     14,343,078
                                                                   ------------
Restaurants-0.9%
Jack In The Box, Inc.(a)                                  89,800      3,017,280
                                                                   ------------
Retail Stores - Food-0.3%
SUPERVALU, Inc.                                           35,000      1,145,200
                                                                   ------------
                                                                     18,505,558
                                                                   ------------
Energy-3.8%
Offshore Drilling-1.6%
Rowan Cos., Inc.                                         149,800      5,374,824
                                                                   ------------
Oils - Integrated Domestic-0.7%
Amerada Hess Corp.                                        20,100      2,462,652
                                                                   ------------
Oils - Integrated International-1.0%
Pogo Producing Co.                                        73,800      3,616,200
                                                                   ------------
Oil Well Equipment & Services-0.5%
Todco, Cl.A                                               43,000      1,787,510
                                                                   ------------
                                                                     13,241,186
                                                                   ------------
Total Common Stocks
(cost $311,570,750)                                                 313,593,720
                                                                   ------------
SHORT-TERM INVESTMENT-9.0%
Time Deposit-9.0%
State Street Euro Dollar
3.35%, 12/01/05
(cost $30,838,000)                                      $ 30,838     30,838,000
                                                                   ------------
Total Investments-100.3%
(cost $342,408,750)                                                 344,431,720
Other assets less liabilities-(0.3%)                                 (1,097,216)
                                                                   ------------
Net Assets-100%                                                    $343,334,504
                                                                   ------------

(a) Non-income producing security.

Please note: The sector classifications presented herein are based on the sector categorization methodology of theAdviser.

ALLIANCEBERNSTEIN POOLING PORTFOLIOS-U.S. LARGE CAP GROWTH PORTFOLIO PORTFOLIO OF INVESTMENTS
November 30, 2005  (unaudited)

                                              Shares or
                                              Principal
                                                Amount
Company                                         (000)      U.S. $ Value
-------                                      ----------   --------------
COMMON STOCKS-99.6%
Technology-34.5%
Communication Equipment-10.7%
Corning, Inc.(a)                              2,042,000   $   41,350,500
Juniper Networks, Inc.(a)                     1,947,800       43,806,022
QUALCOMM, Inc.                                1,605,600       73,006,632
                                                          --------------
                                                             158,163,154
                                                          --------------
Computer Hardware/Storage-5.8%
Apple Computer, Inc.(a)                       1,134,300       76,928,226
Dell, Inc.(a)                                   293,700        8,857,992
                                                          --------------
                                                              85,786,218
                                                          --------------
Computer Peripherals-1.1%
Network Appliance, Inc.                         575,900       16,770,208
                                                          --------------
Internet Media-9.9%
Google, Inc. Cl.A(a)                            193,740       78,462,763
Yahoo!, Inc.(a)                               1,689,300       67,960,539
                                                          --------------
                                                             146,423,302
                                                          --------------
Semiconductor Components-7.0%
Broadcom Corp. Cl.A(a)                        1,004,100       46,730,814
Marvell Technology Group, Ltd.(a)               798,400       44,343,136
Texas Instruments, Inc.                         398,300       12,936,784
                                                          --------------
                                                             104,010,734
                                                          --------------
                                                             511,153,616
                                                          --------------
Health Care-21.9%
Biotechnology-7.1%
Amgen, Inc.(a)                                  329,580       26,672,909
Genentech, Inc.(a)                              611,100       58,433,382
Gilead Sciences, Inc.(a)                        397,500       20,149,275
                                                          --------------
                                                             105,255,566
                                                          --------------
Drugs-2.7%
Teva Pharmaceutical Industries, Ltd. (ADR)      990,900       40,507,992
                                                          --------------
Medical Products-6.2%
Alcon, Inc.                                     318,700       44,681,740
St. Jude Medical, Inc.(a)                       714,300       34,122,111
Zimmer Holdings, Inc.(a)                        217,550       13,633,859
                                                          --------------
                                                              92,437,710
                                                          --------------

Medical Services-5.9%
Caremark Rx, Inc.(a)                            146,500        7,528,635
UnitedHealth Group, Inc.                        689,900       41,297,414
WellPoint, Inc.(a)                              500,400       38,445,732
                                                          --------------
                                                              87,271,781
                                                          --------------
                                                             325,473,049
                                                          --------------
Consumer Services-14.4%
Broadcasting & Cable-1.3%
The E.W. Scripps Co. Cl.A                       425,850       19,738,147
                                                          --------------
Entertainment & Leisure-1.1%
Carnival Corp.                                  297,350       16,202,602
                                                          --------------
Restaurants & Lodging-0.7%
Starbucks Corp.(a)                              340,200       10,359,090
                                                          --------------
Retail - General Merchandise-9.0%
eBay, Inc.(a)                                 1,188,700       53,265,647
Lowe's Cos., Inc.                               606,950       40,956,986
Target Corp.                                    736,800       39,426,168
                                                          --------------
                                                             133,648,801
                                                          --------------
Miscellaneous-2.3%
Electronic Arts, Inc.(a)                        587,640       33,119,390
                                                          --------------
                                                             213,068,030
                                                          --------------
Finance-12.2%
Banking - Money Center-0.5%
UBS AG                                           80,200        7,371,984
                                                          --------------
Banking - Regional-0.7%
Northern Trust Corp.                            189,700        9,995,293
                                                          --------------
Brokerage & Money Management-6.0%
Franklin Resources, Inc.                        298,450       27,720,036
Legg Mason, Inc.                                195,600       23,990,340
Merrill Lynch & Co., Inc.                       148,000        9,830,160
The Goldman Sachs Group, Inc.                   207,150       26,714,064
                                                          --------------
                                                              88,254,600
                                                          --------------
Insurance-5.0%
Ace, Ltd.                                       226,500       12,570,750
AFLAC, Inc.(a)                                  288,100       13,828,800
American International Group, Inc.              516,610       34,685,196
Progressive Corp.                               110,975       13,648,815
                                                          --------------
                                                              74,733,561
                                                          --------------
                                                             180,355,438
                                                          --------------

Energy-6.4%
Oil Service-6.4%
Halliburton Co.                                 814,000       51,811,100
Nabors Industries, Ltd.(a)                      469,700       32,883,697
Schlumberger, Ltd.                              111,200       10,645,176
                                                          --------------
                                                              95,339,973
                                                          --------------
Consumer Staples-5.5%
Household Products-3.8%
The Procter & Gamble Co.                        982,100       56,166,299
                                                          --------------
Retail - Food & Drug-1.7%
Walgreen Co.                                    273,700       12,502,616
Whole Foods Market, Inc.                         90,505       13,329,576
                                                          --------------
                                                              25,832,192
                                                          --------------
                                                              81,998,491
                                                          --------------
Capital Goods-3.2%
Miscellaneous-3.2%
General Electric Co.                          1,338,055       47,795,325
                                                          --------------
Aerospace & Defense-1.5%
Aerospace-1.5%
The Boeing Co.                                  330,500       22,536,795
                                                          --------------
Total Common Stocks
(cost $1,279,395,360)                                      1,477,720,717
                                                          --------------
SHORT-TERM INVESTMENT-0.5%
Time Deposit-0.5%
State Street Euro Dollar
3.35%, 12/01/05
(cost $7,559,000)                            $    7,559        7,559,000
Total Investments-100.1%
(cost $1,286,954,360)                                      1,485,279,717
Other assets less liabilities-(0.1%)                          (2,030,883)
                                                          --------------
Net Assets-100%                                           $1,483,248,834
                                                          --------------

(a) Non-income producing security.

Glossary:
ADR - American Depositary Receipt

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ALLIANCEBERNSTEIN POOLING PORTFOLIOS-U.S. VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
November 30, 2005 (unaudited)

                                                      Shares or
                                                      Principal
                                                         Amount
Company                                                   (000)     U.S. $ Value
-------                                               ---------   --------------
COMMON STOCKS-94.9%
Financial-33.5%
Banks - NYC-7.1%
Citigroup, Inc.                                       1,285,500   $   62,411,025
J.P. Morgan Chase & Co.                               1,002,200       38,334,150
                                                                  --------------
                                                                     100,745,175
                                                                  --------------
Life Insurance-2.1%
Genworth Financial, Inc. Cl.A                           268,700        9,256,715
Jefferson-Pilot Corp.                                     9,900          549,945
MetLife, Inc.                                           276,650       14,230,876
Prudential Financial, Inc.                               42,800        3,312,720
Torchmark Corp.                                          43,600        2,359,632
                                                                  --------------
                                                                      29,709,888
                                                                  --------------
Major Regional Banks-9.8%
Bank of America Corp.                                 1,041,094       47,775,804
BB&T Corp.                                               32,700        1,391,385
Comerica, Inc.                                           93,300        5,380,611
Huntington Bancshares, Inc.                             326,300        7,818,148
KeyCorp                                                  89,900        2,981,084
Mellon Financial Corp.                                  308,300       10,371,212
National City Corp.                                     187,900        6,371,689
PNC Financial Services Group, Inc.                       57,600        3,673,152
SunTrust Banks, Inc.                                     99,200        7,215,808
U.S. Bancorp                                            216,700        6,561,676
Wachovia Corp.                                          481,350       25,704,090
Wells Fargo & Co.                                       224,600       14,116,110
                                                                  --------------
                                                                     139,360,769
                                                                  --------------
Multi-Line Insurance-2.1%
American International Group, Inc.                      243,200       16,328,448
The Hartford Financial Services Group, Inc.             151,900       13,271,503
                                                                  --------------
                                                                      29,599,951
                                                                  --------------
Property/Casualty Insurance-3.4%
ACE Ltd.                                                145,900        8,097,450
Old Republic International Corp.                         17,300          460,353
PartnerRe Ltd.                                           28,000        1,911,840
RenaissanceRe Holdings                                  128,700        5,782,491
The Allstate Corp.                                       97,050        5,444,505
The Chubb Corp.                                          66,400        6,430,176
The St. Paul Travelers Cos., Inc.                       299,086       13,916,472
XL Capital Ltd. Cl.A                                     96,200        6,385,756
                                                                  --------------
                                                                      48,429,043
                                                                  --------------

Savings & Loan-3.2%
Astoria Financial Corp.                                  56,800        1,606,304
Countrywide Financial Corp.                              74,900        2,607,269
Fannie Mae                                              343,950       16,526,797
Freddie Mac                                             259,700       16,218,265
Washington Mutual, Inc.                                 205,200        8,452,188
                                                                  --------------
                                                                      45,410,823
                                                                  --------------
Miscellaneous-5.8%
Federated Investors, Inc. Cl.B                          103,400        3,778,236
Lehman Brothers Holdings, Inc.                           76,300        9,613,800
MBIA, Inc.                                               89,800        5,547,844
Merrill Lynch & Co., Inc.                               389,500       25,870,590
MGIC Investment Corp.                                    28,100        1,829,310
Morgan Stanley                                          343,600       19,251,908
The Goldman Sachs Group, Inc.                           111,800       14,417,728
Waddell & Reed Financial Inc. Cl.A                      151,300        3,228,742
                                                                  --------------
                                                                      83,538,158
                                                                  --------------
                                                                     476,793,807
                                                                  --------------
Energy-12.7%
Gas Pipelines-0.1%
El Paso Corp.                                            56,000          615,440
                                                                  --------------
Offshore Drilling-1.5%
Diamond Offshore Drilling, Inc.                          54,200        3,391,836
ENSCO International, Inc.                                78,200        3,703,552
GlobalSantaFe Corp.                                     117,000        5,307,120
Noble Corp.                                              69,500        5,008,865
Rowan Cos., Inc.                                        126,800        4,549,584
                                                                  --------------
                                                                      21,960,957
                                                                  --------------
Oils - Integrated Domestic-3.2%
Conocophillips                                          413,000       24,990,630
Marathon Oil Corp.                                      128,100        7,595,049
Occidental Petroleum Corp.                              108,700        8,619,910
Total SA (ADR)                                           36,700        4,576,123
                                                                  --------------
                                                                      45,781,712
                                                                  --------------
Oils - Integrated International-7.9%
BP Plc (ADR)                                             99,700        6,564,248
Chevron Corp.                                           501,600       28,746,696
Exxon Mobil Corp.                                     1,321,300       76,675,039
                                                                  --------------
                                                                     111,985,983
                                                                  --------------
                                                                     180,344,092
                                                                  --------------
Consumer Staples-9.7%
Beverages - Soft, Lite & Hard-1.6%
Molson Coors Brewing Co. Cl.B                            18,900        1,258,551
PepsiCo, Inc.                                           124,100        7,346,720
The Coca-Cola Co.                                       342,000       14,599,980
                                                                  --------------
                                                                      23,205,251
                                                                  --------------

Foods-2.0%
Bunge Ltd.                                              115,400        6,173,900
ConAgra Foods, Inc.                                     419,900        9,027,850
Del Monte Foods Co.(a)                                   85,900          848,692
General Mills, Inc.                                     198,500        9,434,705
Kellogg Co.                                               9,500          418,665
Kraft Foods, Inc. Cl.A                                   32,700          946,338
Sara Lee Corp.                                           99,400        1,795,164
                                                                  --------------
                                                                      28,645,314
                                                                  --------------
Restaurants-0.9%
Darden Restaurants, Inc.                                 12,700          454,406
McDonald's Corp.                                        357,200       12,091,220
                                                                  --------------
                                                                      12,545,626
                                                                  --------------
Retail - Food-1.2%
Kroger Co.(a)                                           398,300        7,750,918
Safeway, Inc.                                           242,400        5,635,800
SUPERVALU, Inc.                                         119,150        3,898,588
                                                                  --------------
                                                                      17,285,306
                                                                  --------------
Soaps-1.5%
The Clorox Co.                                          152,900        8,299,412
The Procter & Gamble Co.                                120,700        6,902,833
Unilever NV                                              96,000        6,430,080
                                                                  --------------
                                                                      21,632,325
                                                                  --------------
Sugar Refiners-0.1%
Archer-Daniels-Midland Co.                               33,000          777,810
                                                                  --------------
Tobacco-2.4%
Altria Group, Inc.                                      370,550       26,972,335
UST, Inc.                                               173,900        6,709,062
                                                                  --------------
                                                                      33,681,397
                                                                  --------------
                                                                     137,773,029
                                                                  --------------
Consumer Growth-9.4%
Advertising-0.4%
The Interpublic Group of Cos., Inc.(a)                  611,100        5,695,452
                                                                  --------------
Drugs-4.3%
Bristol-Myers Squibb Co.                                201,800        4,356,862
Eli Lilly & Co.                                         153,300        7,741,650
Merck & Co., Inc.                                       589,800       17,340,120
Pfizer, Inc.                                          1,491,000       31,609,200
                                                                  --------------
                                                                      61,047,832
                                                                  --------------
Entertainment-2.9%
The Walt Disney Co.                                      18,000          448,740
Time Warner, Inc.                                     1,335,900       24,019,482
Viacom, Inc. Cl.B                                       487,500       16,282,500
                                                                  --------------
                                                                      40,750,722
                                                                  --------------

Hospital Management-0.5%
HCA, Inc.                                               117,400        5,986,226
Tenet Healthcare Corp.(a)                               157,800        1,233,996
                                                                  --------------
                                                                       7,220,222
                                                                  --------------
Hospital Supplies-0.4%
Medco Health Solutions, Inc.(a)                         113,300        6,078,545
                                                                  --------------
Other Medical-0.1%
AmerisourceBergen Corp.                                  20,100        1,615,035
                                                                  --------------
Radio - TV Broadcasting-0.8%
Comcast Corp.Cl.A(a)                                    303,800        8,020,320
Comcast Corp.Cl.A Special(a)                            148,950        3,878,658
                                                                  --------------
                                                                      11,898,978
                                                                  --------------
                                                                     134,306,786
                                                                  --------------
Technology-7.2%
Communication - Equip. Mfrs.-0.9%
ADC Telecommunications, Inc.(a)                         209,799        4,286,194
Corning, Inc.(a)                                        168,600        3,414,150
Tellabs, Inc.(a)                                        467,600        4,797,576
                                                                  --------------
                                                                      12,497,920
                                                                  --------------
Computer/Instrumentation-0.9%
Celestica, Inc.(a)                                      339,400        3,607,822
Flextronics International, Ltd.(a)                      319,100        3,293,112
Sanmina-SCI Corp.(a)                                    599,600        2,482,344
Solectron Corp.(a)                                      959,100        3,443,169
                                                                  --------------
                                                                      12,826,447
                                                                  --------------
Computers-3.0%
EMC Corp.(a)                                            493,200        6,870,276
Hewlett-Packard Co.                                     910,800       27,023,436
International Business Machines Corp.                   106,500        9,467,850
                                                                  --------------
                                                                      43,361,562
                                                                  --------------
Computer Services/Software-1.1%
Electronic Data Systems Corp.                           388,400        8,952,620
Microsoft Corp.                                         266,000        7,370,860
                                                                  --------------
                                                                      16,323,480
                                                                  --------------
Miscellaneous Industrial Technology-0.5%
Arrow Electronics, Inc.(a)                              136,200        4,222,200
Avnet, Inc.(a)                                           12,700          285,750
Ingram Micro, Inc. Cl.A(a)                               28,100          527,718
Tech Data Corp.(a)                                       42,875        1,685,416
                                                                  --------------
                                                                       6,721,084
                                                                  --------------
Semiconductors-0.8%
Agere Systems, Inc. Cl.A(a)                             328,130        4,324,753
Intel Corp.                                             257,900        6,880,772
                                                                  --------------
                                                                      11,205,525
                                                                  --------------
                                                                     102,936,018
                                                                  --------------

Utilities-7.0%
Electric Companies-2.7%
Alliant Energy Corp.                                     17,600          498,960
American Electric Power Co., Inc.                       140,850        5,146,659
Constellation Energy Group                               34,350        1,820,206
Edison International                                     11,100          500,832
Entergy Corp.                                           143,700       10,059,000
Exelon Corp.                                             27,600        1,436,304
FirstEnergy Corp.                                       135,600        6,367,776
Northeast Utilities                                     137,900        2,562,182
Sempra Energy                                           157,800        6,935,310
Wisconsin Energy Corp.                                   85,125        3,230,494
Xcel Energy, Inc.                                        30,600          566,406
                                                                  --------------
                                                                      39,124,129
                                                                  --------------
Telephone-4.3%
AT&T, Inc.                                              437,100       10,888,161
BellSouth Corp.                                         150,300        4,097,178
Crown Castle International Corp.(a)                      99,400        2,723,560
Sprint Corp.                                            766,100       19,183,144
Verizon Communications, Inc.                            759,300       24,282,414
                                                                  --------------
                                                                      61,174,457
                                                                  --------------
                                                                     100,298,586
                                                                  --------------
Capital Equipment-6.2%
Aerospace & Defense-1.6%
Goodrich Corp.                                          115,300        4,441,356
Northrop Grumman Corp.                                  200,900       11,525,633
The Boeing Co.                                          101,300        6,907,647
                                                                  --------------
                                                                      22,874,636
                                                                  --------------
Auto Trucks - Parts-0.4%
Eaton Corp.                                              81,900        5,218,668
                                                                  --------------
Defense-0.5%
Lockheed Martin Corp.                                   108,700        6,587,220
                                                                  --------------
Electrical Equipment-2.5%
Cooper Industries, Ltd. Cl.A                             54,800        3,986,152
General Electric Co.                                    757,400       27,054,328
Hubbell, Inc. Cl.B                                       96,275        4,670,300
                                                                  --------------
                                                                      35,710,780
                                                                  --------------
Miscellaneous Capital Goods-1.2%
Ingersoll-Rand Co., Ltd. Cl.A                           144,000        5,706,720
SPX Corp.                                               132,300        6,228,684
Textron, Inc.                                            72,800        5,743,920
                                                                  --------------
                                                                      17,679,324
                                                                  --------------
                                                                      88,070,628
                                                                  --------------
Consumer Cyclicals-4.3%
Apparel Manufacturing-0.5%
Jones Apparel Group, Inc.                               136,600        3,928,616
VF Corp.                                                 51,775        2,933,054
                                                                  --------------
                                                                       6,861,670
                                                                  --------------

Autos & Auto Parts-1.6%
American Axle & Manufacturing Holdings, Inc.             25,000          531,500
Autoliv, Inc.                                           162,800        7,124,128
BorgWarner, Inc.                                         64,800        3,888,000
Dana Corp.                                               63,500          442,595
Johnson Controls, Inc.                                   46,300        3,215,535
Lear Corp.                                               63,075        1,756,008
Magna International, Inc. Cl.A                           55,300        3,810,170
Toyota Motor Corp. (ADR)                                 24,300        2,351,025
                                                                  --------------
                                                                      23,118,961
                                                                  --------------
Retailers-1.4%
Limited Brands, Inc.                                    282,000        6,274,500
Nordstrom, Inc.                                          29,300        1,080,584
Office Depot, Inc.(a)                                   309,400        9,182,992
Target Corp.                                             75,400        4,034,654
                                                                  --------------
                                                                      20,572,730
                                                                  --------------
Tires & Rubber Goods-0.1%
Cooper Tire & Rubber Co.                                 61,700          907,607
                                                                  --------------
Toys-0.5%
Mattel, Inc.                                            455,500        7,584,075
                                                                  --------------
Miscellaneous Consumer Cyclicals-0.2%
Newell Rubbermaid, Inc.                                  90,900        2,097,063
                                                                  --------------
                                                                      61,142,106
                                                                  --------------
Industrial Commodities-2.9%
Chemicals-1.3%
E.I. du Pont de Nemours & Co.                           164,400        7,028,100
Eastman Chemical Co.                                     27,800        1,538,174
PPG Industries, Inc.                                     74,500        4,524,385
The Lubrizol Corp.                                      123,500        5,212,935
                                                                  --------------
                                                                      18,303,594
                                                                  --------------
Containers - Metal/Glass/Paper-0.4%
Owens-Illinois, Inc.(a)                                 275,200        5,985,600
                                                                  --------------
Paper-0.8%
Kimberly-Clark Corp.                                    102,100        6,021,858
Smurfit-Stone Container Corp.(a)                        281,700        3,569,139
Temple-Inland, Inc.                                      40,400        1,691,548
                                                                  --------------
                                                                      11,282,545
                                                                  --------------
Steel-0.4%
United States Steel Corp.                               117,800        5,607,280
                                                                  --------------
                                                                      41,179,019
                                                                  --------------
Services-1.7%
Railroads-1.7%
Burlington Northern Santa Fe Corp.                      106,200        7,028,316
CSX Corp.                                               122,700        5,968,128
Norfolk Southern Corp.                                  178,300        7,887,992
Union Pacific Corp.                                      53,000        4,056,620
                                                                  --------------
                                                                      24,941,056
                                                                  --------------

Non-Financial-0.3%
Building Materials - Cement-0.3%
Martin Marietta Materials, Inc.                          34,800        2,613,828
Vulcan Materials Co.                                     33,600        2,241,120
                                                                  --------------
                                                                       4,854,948
                                                                  --------------
Total Common Stocks
(cost $1,297,592,017)                                              1,352,640,075
                                                                  --------------
SHORT-TERM INVESTMENT-4.5%
Time Deposit-4.5%
State Street Euro Dollar
3.35%, 12/01/05
(cost $63,822,000)                                   $   63,822       63,822,000
Total Investments-99.4%
(cost $1,361,414,017)                                              1,416,462,075
Other assets less liabilities-0.6%                                     8,875,515
                                                                  --------------
Net Assets-100%                                                   $1,425,337,590
                                                                  --------------

(a) Non-income producing security.

Glossary:
ADR - American Depositary Receipt

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

      EXHIBIT NO.        DESCRIPTION OF EXHIBIT
      -----------        ----------------------

      11 (a) (1)         Certification of Principal Executive Officer Pursuant
                         to Section 302 of the Sarbanes-Oxley Act of 2002

      11 (a) (2)         Certification of Principal Financial Officer Pursuant
                         to Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The AllianceBernstein Pooling Portfolios

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: January 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: January 23, 2006

By:   /s/ Mark D. Gersten
      -------------------
      Mark D. Gersten
      Treasurer and Chief Financial Officer

Date: January 23, 2006